UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 38.9%
Aerospace & Defense – 0.8%
25,690	Airbus Group NV	$ 1,614,884
148,900	Meggitt PLC	1,086,080
12,084	Precision Castparts Corp.	2,862,458

		5,563,422

Beverages – 0.9%
21,600	Anheuser Busch InBev NV ADR	2,394,360
25,600	Asahi Group Holdings Ltd.	740,510
38,709	Constellation Brands, Inc. Class A*	3,373,876

		6,508,746

Biotechnology* – 0.4%
19,855	Celgene Corp.	1,881,857
8,676	Gilead Sciences, Inc.	923,560

		2,805,417

Capital Markets – 0.5%
59,133	NorthStar Asset Management Group, Inc.*	1,089,230
22,239	T. Rowe Price Group, Inc.	1,743,537
11,500	The Bank of New York Mellon Corp.	445,395

		3,278,162

Chemicals – 0.9%
7,500	BASF SE	684,130
2,143	E.I. du Pont de Nemours and Co.	153,782
12,300	LANXESS AG	678,980
10,900	Methanex Corp.	727,608
518,000	Showa Denko KK	679,793
4,700	Solvay SA	721,843
14,100	Symrise AG	748,984
5,844	The Sherwin-Williams Co.	1,279,778
15,100	Yara International ASA	758,202

		6,433,100

Commercial Banks – 2.1%
238,545	Bank of America Corp.	4,067,192
17,300	CIT Group, Inc.	795,108
44,600	Citigroup, Inc.	2,311,172
36,493	Comerica, Inc.	1,819,541
39,000	DNB ASA	729,850
10,467	JPMorgan Chase & Co.	630,532
102,300	Sberbank of Russia ADR	804,813
15,509	Signature Bank*	1,737,939
75,200	SpareBank 1 SR Bank ASA	714,068
37,300	Standard Chartered PLC	687,993
15,800	Svenska Handelsbanken AB	739,938

		15,038,146

Commercial Services & Supplies – 0.4%
47,200	Caverion Corp.	360,677
25,300	Loomis AB Class B	721,315
34,240	Tyco International Ltd.	1,526,077

		2,608,069

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment – 0.7%
33,300	ARRIS Group, Inc.*	$ 944,222
101,000	Cisco Systems, Inc.	2,542,170
21,400	QUALCOMM, Inc.	1,600,078

		5,086,470

Computers & Peripherals – 0.6%
26,914	Apple, Inc.(a)	2,711,585
652	Samsung Electronics Co. Ltd.	730,245
13,300	Wincor Nixdorf AG	680,181

		4,122,011

Construction & Engineering – 0.1%
98,400	Trevi Finanziaria Industriale SpA	697,856
43,100	YIT Oyj	331,047

		1,028,903

Construction Materials – 0.2%
31,200	CRH PLC	708,561
9,700	Imerys SA	715,056

		1,423,617

Consumer Finance(a) – 0.5%
69,608	Ally Financial, Inc.*	1,610,729
35,424	Discover Financial Services	2,280,951

		3,891,680

Containers & Packaging – 0.3%
60,800	Owens-Illinois, Inc.*	1,583,840
88,800	Rexam PLC	705,905

		2,289,745

Diversified Consumer Services – 0.2%
82,264	Service Corp.	1,739,061

Diversified Financial Services – 0.4%
23,100	Groupe Bruxelles Lambert SA	2,115,922
20,600	Investor AB	725,319

		2,841,241

Diversified Telecommunication Services – 0.4%
47,200	Deutsche Telekom AG	714,445
118,705	Telefonica Deutschland Holding AG*	619,083
37,970	Verizon Communications, Inc.	1,898,120

		3,231,648

Electric Utilities – 0.7%
46,265	NextEra Energy, Inc.(a)	4,343,358
18,068	NRG Yield, Inc. Class A	850,100

		5,193,458

Electrical Equipment – 0.5%
11,460	Acuity Brands, Inc.	1,348,956
42,603	AMETEK, Inc.	2,139,097

		3,488,053

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 0.4%
16,700	TE Connectivity Ltd.	$ 923,343
53,489	Trimble Navigation Ltd.*	1,631,415

		2,554,758

Food & Staples Retailing – 1.0%
68,900	CVS Health Corp.	5,483,751
24,000	Walgreen Co.	1,422,480

		6,906,231

Food Products – 0.5%
171,500	Greencore Group PLC	650,584
9,500	MEIJI Holdings Co. Ltd.	751,265
138,500	Orkla ASA	1,251,888
27,900	Unilever NV	1,107,216

		3,760,953

Health Care Equipment & Supplies – 0.8%
30,600	CareFusion Corp.*	1,384,650
52,363	Covidien PLC(a)	4,529,923

		5,914,573

Health Care Providers & Services – 1.7%
131,137	Brookdale Senior Living, Inc.*(a)	4,225,234
473,433	Espirito Santo Saude SGPS SA*	2,924,072
18,200	Express Scripts Holding Co.*	1,285,466
13,752	HCA Holdings, Inc.*	969,791
20,195	Tenet Healthcare Corp.*	1,199,381
8,684	Universal Health Services, Inc. Class B	907,478
8,200	WellPoint, Inc.	980,884

		12,492,306

Hotels, Restaurants & Leisure – 1.9%
70,058	Amaya Gaming Group, Inc.*	1,975,636
46,151	Carnival Corp.	1,853,886
92,365	Cedar Fair LP(a)	4,366,093
46,410	Diamond Resorts International, Inc.*(a)	1,056,292
399,100	Genting Malaysia Bhd	508,412
30,800	Lottomatica SpA	728,947
113,395	Morgans Hotel Group Co.*	915,098
2,350,000	REXLot Holdings Ltd.	237,842
10,993	Wynn Resorts Ltd.	2,056,570

		13,698,776

Household Durables – 0.7%
114,600	Barratt Developments PLC	732,837
27,800	Bellway PLC	702,659
57,200	Duni AB	715,167
33,300	Persimmon PLC*	716,536
395,200	Taylor Wimpey PLC	719,000
11,653	Whirlpool Corp.	1,697,260

		5,283,459

Household Products – 0.1%
10,700	Henkel AG & Co. KGaA	997,812

Shares	Description	Value
Common Stocks – (continued)
Independent Power Producers & Energy Traders* – 0.2%
23,241	NextEra Energy Partners LP	$ 806,230
28,749	TerraForm Power, Inc. Class A	829,696

		1,635,926

Industrial Conglomerates – 0.4%
27,759	Danaher Corp.	2,109,129
15,400	Jardine Matheson Holdings Ltd.	610,364

		2,719,493

Insurance – 2.2%
2,437	Alleghany Corp.*	1,019,031
106,965	American International Group, Inc.(a)	5,778,249
67,855	Aon PLC	5,948,848
8,900	Hannover Rueck SE	718,315
3,600	Muenchener Rueckversicherungs AG	710,163
70,460	The Progressive Corp.	1,781,229

		15,955,835

Internet & Catalog Retail*(a) – 0.2%
38,344	Liberty Interactive Corp. Class A	1,093,571

Internet Software & Services* – 0.5%
3,001	Google, Inc. Class A	1,765,819
2,978	Google, Inc. Class C	1,719,378

		3,485,197

IT Services – 0.3%
18,985	Accenture PLC Class A	1,543,860
12,600	Infosys Ltd. ADR	762,174

		2,306,034

Life Sciences Tools & Services – 0.5%
23,700	Thermo Fisher Scientific, Inc.	2,884,290
4,565	Waters Corp.*	452,483

		3,336,773

Machinery – 1.1%
18,474	EnPro Industries, Inc.*(a)	1,118,231
16,500	Joy Global, Inc.	899,910
17,800	Kone Oyj Class B	712,629
26,000	Konecranes Oyj	697,283
18,806	Stanley Black & Decker, Inc.	1,669,785
5,800	Sulzer AG	711,241
6,783	The Greenbrier Cos., Inc.	497,737
20,859	Wabtec Corp.	1,690,413

		7,997,229

Media – 3.5%
25,021	DISH Network Corp. Class A*	1,615,856
19,900	IPSOS	507,689
85,347	Lamar Advertising Co. Class A(a)	4,203,340
52,968	Liberty Global PLC Series C*(a)	2,172,483
1,690	Liberty Media Corp. Class C*	79,413

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
17,140	Naspers Ltd.	$ 1,877,232
18,967	Scripps Networks Interactive Class A	1,481,133
96,900	The Interpublic Group of Cos., Inc.	1,775,208
30,555	Time Warner Cable, Inc.(a)	4,384,337
20,033	Time Warner, Inc.	1,506,682
32,913	Twenty-First Century Fox, Inc.	1,096,332
51,541	Twenty-First Century Fox, Inc. Class A	1,767,341
14,503	Viacom, Inc. Class B	1,115,861
97,400	WPP PLC	1,951,264

		25,534,171

Metals & Mining – 0.6%
165,900	Alcoa, Inc.	2,669,331
13,000	BHP Billiton PLC ADR	721,890
10,600	MMC Norilsk Nickel OJSC ADR	196,963
190,100	Norsk Hydro ASA	1,062,811

		4,650,995

Oil, Gas & Consumable Fuels – 3.2%
11,014	Anadarko Petroleum Corp.(a)	1,117,260
53,600	Canadian Natural Resources Ltd.	2,081,824
63,822	Energy Transfer Equity LP(a)	3,937,179
49,800	Etablissements Maurel et Prom*	700,778
70,900	Gazprom OAO ADR	497,156
7,300	Lukoil OAO	371,872
31,700	Occidental Petroleum Corp.	3,047,955
29,900	Rosneft OAO	174,172
13,200	Sasol Ltd.	715,915
51,113	SemGroup Corp. Class A(a)	4,256,180
21,656	Susser Petroleum Partners LP(a)	1,191,080
456,800	Thai Oil PCL	724,176
59,385	The Williams Cos., Inc.(a)	3,286,960
68,000	Tullow Oil PLC	708,974

		22,811,481

Pharmaceuticals – 1.3%
33,785	Hospira, Inc.*	1,757,834
7,900	Johnson & Johnson	842,061
3,281	Mallinckrodt PLC*	295,782
10,594	Merck & Co., Inc.	628,012
7,900	Novartis AG	743,930
8,486	Shire PLC ADR	2,198,298
14,500	Teva Pharmaceutical Industries Ltd. ADR	779,375
16,524	Valeant Pharmaceuticals International, Inc.*	2,167,949

		9,413,241

Professional Services – 0.7%
31,298	Nielsen Holdings NV	1,387,440
31,077	Robert Half International, Inc.	1,522,773
21,712	Towers Watson & Co. Class A	2,160,344

		5,070,557

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – 2.1%
57,350	Colony Financial, Inc.	$ 1,283,493
551,740	Gramercy Property Trust, Inc.	3,178,022
7,721	Iron Mountain, Inc.	252,091
78,589	iStar Financial, Inc. Series D	1,960,796
89,914	iStar Financial, Inc. Series E	2,220,876
348,360	Northstar Realty Finance Corp.(a)	6,155,521

		15,050,799

Real Estate Management & Development – 0.2%
9,989	Jones Lang LaSalle, Inc.	1,262,010

Road & Rail – 0.5%
5,257	Kansas City Southern	637,148
19,189	Old Dominion Freight Line, Inc.*	1,355,511
9,958	Saia, Inc.*	493,519
11,548	Union Pacific Corp.	1,252,034

		3,738,212

Semiconductors & Semiconductor Equipment – 0.5%
38,900	Analog Devices, Inc.	1,925,161
48,200	Intel Corp.	1,678,324
2,843	MModal, Inc.	29,540

		3,633,025

Software – 1.7%
22,600	Check Point Software Technologies Ltd.*	1,564,824
112,400	Microsoft Corp.	5,210,864
115,800	Oracle Corp.	4,432,824
140,346	Tungsten Corp. PLC*	864,583

		12,073,095

Specialty Retail – 0.2%
18,236	AutoNation, Inc.*	917,453
12,924	Penske Automotive Group, Inc.	524,585

		1,442,038

Textiles, Apparel & Luxury Goods – 0.1%
4,200	Christian Dior SA	703,601

Thrifts & Mortgage Finance(a) – 0.1%
32,236	Home Loan Servicing Solutions Ltd.	683,081

Trading Companies & Distributors* – 0.4%
87,031	NOW, Inc.	2,646,613

Transportation Infrastructure – 0.1%
92,800	BBA Aviation PLC	487,481

Water Utilities – 0.1%
428,000	Guangdong Investment Ltd.	500,328

Wireless Telecommunication Services – 0.5%
26,700	Freenet AG	692,306
12,300	KDDI Corp.	739,922
59,553	T-Mobile US, Inc.*	1,719,295
23,500	Vodafone Group PLC ADR	772,915

		3,924,438

TOTAL COMMON STOCKS		$280,335,041

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 18.4%
Aerospace & Defense – 0.3%
Alliant Techsystems, Inc.(b)(c)
	$200,000	5.250%		10/01/21	$ 199,250
Bombardier, Inc.(b)
	500,000	4.750		04/15/19	497,500
	500,000	6.000	(c)	10/15/22	496,250
Oshkosh Corp.(c)
	300,000	5.375		03/01/22	302,250
Spirit AeroSystems, Inc.(b)(c)
	510,000	5.250		03/15/22	510,000
TransDigm, Inc.(b)(c)
	320,000	6.000		07/15/22	316,800

					2,322,050

Airlines – 0.1%
Air Canada(b)
	335,000	7.750		04/15/21	342,035
International Consolidated Airlines Group SA
EUR	100,000	1.750		05/31/18	162,378

					504,413

Apparel – 0.4%
Esc Lehman Brth Hldh Prod
	7,000,000	1.000		12/30/16	1,400,000
	8,000,000	1.000		12/31/49	1,600,000
Lehman Brth Hld Escrow 08/20 Fixed 10.75
	60,000	10.750		08/15/20	—

					3,000,000

Automotive – 0.1%
Affinia Group, Inc.(c)
	150,000	7.750		05/01/21	154,500
Faurecia
EUR	297,500	3.250		01/01/18	106,527
General Motors Co.
	$80,000	3.500		10/02/18	81,200
Gestamp Funding Luxembourg SA(b)(c)
	250,000	5.625		05/31/20	252,500
RCI Banque SA(b)
	100,000	3.500		04/03/18	103,498
Schaeffler Finance BV(b)(c)
	221,000	4.250		05/15/21	213,265

					911,490

Banks – 1.6%
AmBank M Bhd
	200,000	3.125		07/03/19	199,825
Bangkok Bank PCL
	200,000	3.300		10/03/18	204,844
Barclays Bank PLC(c)(d)
EUR	120,000	4.875		12/15/49	148,045
CaixaBank SA
	100,000	4.500		11/22/16	128,018

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Credit Suisse New York
	$1,000,000	3.625%		09/09/24	$ 987,346
Deutsche Bank AG(d)
	150,000	0.705		05/30/17	150,117
ING Bank NV
	200,000	1.375	(b)	03/07/16	201,194
	300,000	0.934	(c)(d)	11/21/16	298,800
	800,000	0.925	(b)(d)	10/01/19	799,999
JPMorgan Chase Bank NA(c)(d)
EUR	600,000	0.767		05/31/17	755,936
JPMorgan Chase Capital XXI(c)(d)
	$320,000	1.189		02/02/37	272,400
Lloyds Bank PLC(c)(d)
	90,000	0.563		06/29/49	60,930
	270,000	0.438		11/29/49	182,790
Lloyds Banking Group PLC(b)(c)(d)
	245,000	6.657		05/21/49	265,061
	100,000	6.413		10/01/49	106,938
Lloyds TSB Bank PLC
	300,000	6.375		01/21/21	357,974
Macquarie Bank Ltd.
	461,000	5.000		02/22/17	496,795
	300,000	1.026	(b)(d)	03/24/17	302,645
Royal Bank of Canada
	110,000	1.200		09/19/17	109,284
Royal Bank of Scotland PLC
	250,000	2.550		09/18/15	253,619
	150,000	9.375	(c)(d)	03/16/22	181,392
	340,000	7.648	(c)(d)	08/29/49	397,800
Santander International Debt SA
GBP	200,000	3.160		12/01/15	329,476
Standard Bank PLC
	$100,000	8.125		12/02/19	114,000
Standard Chartered PLC(b)
	150,000	3.850		04/27/15	152,822
State Street Capital Trust IV(c)(d)
	40,000	1.234		06/01/77	34,100
UBS AG(d)
	750,000	0.873		08/14/19	753,931
Wachovia Capital Trust III(c)(d)
	170,000	5.570		03/29/49	164,688
Washington Mutual Bank(e)
	10,000,000	0.000		11/06/09	2,850,000

					11,260,769

Brokerage – 0.1%
Morgan Stanley, Inc.
	400,000	3.875		04/29/24	399,873
The Bear Stearns Cos. LLC(d)
	200,000	0.624		11/21/16	200,044

					599,917

Building Materials – 0.2%
Building Materials Corp. of America(b)(c)
	175,000	7.500		03/15/20	182,438
Cemex SAB de CV(b)(c)
	200,000	7.250		01/15/21	211,500
Gibraltar Industries, Inc.(c)
	600,000	6.250		02/01/21	615,000
Norbord, Inc.(b)
	300,000	5.375		12/01/20	292,547

					1,301,485

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Chemicals(c) – 0.2%
Cornerstone Chemical Co.(b)
	$220,000	9.375%		03/15/18	$ 230,450
Momentive Performance Materials, Inc.(e)
	750,000	8.875		10/15/20	673,125
Rain CII Carbon LLC/CII Carbon Corp.(b)
	690,000	8.250		01/15/21	717,600
SPCM SA(b)
	49,000	6.000		01/15/22	52,133
Styrolution Group GmbH
EUR	100,000	7.625		05/15/16	129,307

					1,802,615

Commercial Services(c) – 0.0%
Ceridian LLC/Comdata, Inc.(b)
	$200,000	8.125		11/15/17	200,250
Total System Services, Inc.
	100,000	3.750		06/01/23	96,341

					296,591

Construction & Engineering – 0.0%
Balfour Beatty Finance No.2 Ltd.
GBP	100,000	1.875		12/03/18	138,365

Consumer Cyclical Services – 0.6%
APX Group, Inc.(c)
	65,000	6.375		12/01/19	63,131
	735,000	8.750		12/01/20	665,175
Aramark Services, Inc.(c)
	1,000,000	5.750		03/15/20	1,027,500
Ashtead Capital, Inc.(b)(c)
	115,000	6.500		07/15/22	121,613
Ceridian HCM Holding, Inc.(b)(c)
	250,000	11.000		03/15/21	283,437
First Data Corp.(c)
	100,000	7.375	(b)	06/15/19	105,000
	860,000	6.750	(b)	11/01/20	909,450
	71,000	11.750		08/15/21	82,183
Iron Mountain, Inc.(c)
	167,000	5.750		08/15/24	164,495
Monitronics International, Inc.(c)
	870,000	9.125		04/01/20	896,100
The ADT Corp.
	160,000	6.250		10/15/21	165,600
United Rentals North America, Inc.(c)
	90,000	7.375		05/15/20	96,300

					4,579,984

Consumer Noncyclical – 0.1%
BAT International Finance PLC
	200,000	1.125		03/29/16	200,748
NeuStar, Inc.(c)
	291,000	4.500		01/15/23	260,445

					461,193

Consumer Products - Household & Leisure(c) – 0.3%
Albea Beauty Holdings SA(b)
	400,000	8.375		11/01/19	427,741
American Achievement Corp.(b)
	890,000	10.875		04/15/16	878,875

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Products - Household & Leisure(c) – (continued)
Elizabeth Arden, Inc.
	$983,000	7.375%		03/15/21	$ 872,413

					2,179,029

Consumer Products - Non Durable(c) – 0.0%
Sally Holdings LLC
	100,000	6.875		11/15/19	105,625

Diversified Financial Services – 0.3%
Alphabet Holding Co., Inc.(c)(f)
	607,000	7.750		11/01/17	596,377
Bankrate, Inc.(b)(c)
	1,000,000	6.125		08/15/18	982,500
Henderson UK Finance PLC
GBP	100,000	7.250		03/24/16	170,124
LCR Finance PLC
	200,000	4.500		12/07/28	379,304
Magyar Nemzeti Vagyonkezelo Zrt
EUR	100,000	3.375		04/02/19	131,193
OHL Investments SA
	100,000	4.000		04/25/18	134,593
Volkswagen International Finance NV
	100,000	5.500		11/09/15	130,450

					2,524,541

Energy – 0.5%
American Energy-Permian Basin LLC/AEPB Finance Corp.(b)(c)
	$820,000	7.125		11/01/20	750,300
Basic Energy Services, Inc.(c)
	100,000	7.750		02/15/19	104,000
Chesapeake Energy Corp.(c)(d)
	100,000	3.484		04/15/19	100,125
CITGO Petroleum Corp.(b)(c)
	133,000	6.250		08/15/22	138,320
EXCO Resources, Inc.(c)
	665,000	8.500		04/15/22	640,063
FTS International, Inc.(b)(c)
	600,000	6.250		05/01/22	589,500
Petrobras International Finance Co.
	144,000	5.375		01/27/21	145,470
Seventy Seven Energy, Inc.(b)(c)
	600,000	6.500		07/15/22	588,000
Southern Star Central Corp.(b)(c)
	180,000	5.125		07/15/22	180,000
Technip SA
EUR	13,000	0.500		01/01/16	14,023
YPF SA(b)
	$230,000	8.750		04/04/24	232,539

					3,482,340

Energy - Exploration & Production – 1.2%
Aabar Investments PJSC
EUR	200,000	4.000		05/27/16	282,936
Alpha Natural Resources, Inc.
	$100,000	3.750		12/15/17	71,063
	825,000	6.000	(c)	06/01/19	495,000
CONSOL Energy, Inc.(c)
	100,000	8.250		04/01/20	104,500
ENI SpA
EUR	100,000	0.250		11/30/15	127,543
EnQuest PLC(b)(c)
	$370,000	7.000		04/15/22	348,591
Halcon Resources Corp.(c)
	1,003,000	8.875		05/15/21	992,970

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Harvest Operations Corp.
$400,000	2.125%		05/14/18	$ 396,973
Ithaca Energy, Inc.(b)(c)
200,000	8.125		07/01/19	198,060
Linn Energy LLC/Linn Energy Finance Corp.(c)
800,000	7.250		11/01/19	785,000
Memorial Production Partners LP/Memorial Production Finance Corp.(c)
500,000	7.625		05/01/21	502,500
435,000	6.875	(b)	08/01/22	415,425
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC(c)
998,000	10.750		10/01/20	1,027,940
100,000	9.250		06/01/21	98,125
Murray Energy Corp.(b)(c)
105,000	8.625		06/15/21	108,675
Parsley Energy LLC/Parsley Finance Corp.(b)(c)
400,000	7.500		02/15/22	412,500
Peabody Energy Corp.
350,000	6.000		11/15/18	343,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.(c)
200,000	6.500		05/15/21	209,500
Plains Exploration & Production Co.(c)
146,000	6.875		02/15/23	165,527
Rice Energy, Inc.(b)(c)
265,000	6.250		05/01/22	257,712
SandRidge Energy, Inc.(c)
1,095,000	7.500		02/15/23	1,059,412
Walter Energy, Inc.(c)
40,000	9.875		12/15/20	13,200
125,000	8.500		04/15/21	36,875

				8,453,027

Energy - Services(b)(c) – 0.2%
Hiland Partners LP/Hiland Partners Finance Corp.
400,000	7.250		10/01/20	421,000
625,000	5.500		05/15/22	607,813
Trinidad Drilling Ltd.
100,000	7.875		01/15/19	103,437

				1,132,250

Entertainment & Leisure(c) – 0.4%
AMC Entertainment, Inc.
500,000	5.875		02/15/22	501,250
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
150,000	5.250		03/15/21	148,312
830,000	5.375	(b)	06/01/24	801,987
Guitar Center, Inc.(b)
115,000	6.500		04/15/19	103,788
480,000	9.625		04/15/20	368,400
Regal Entertainment Group
400,000	5.750		03/15/22	401,000
Six Flags Entertainment Corp.(b)
500,000	5.250		01/15/21	485,625

				2,810,362

Environmental(c) – 0.2%
Clean Harbors, Inc.
510,000	5.125		06/01/21	505,538
Tervita Corp.(b)
705,000	8.000		11/15/18	710,287

				1,215,825

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Finance – 0.5%
Ally Financial, Inc.
	$200,000	3.500%		01/27/19	$ 193,000
	329,000	7.500		09/15/20	379,995
	60,000	8.000		11/01/31	74,850
CIT Group, Inc.(b)
	100,000	5.500		02/15/19	104,250
Fidelity National Information Services, Inc.(c)
	215,000	3.500		04/15/23	211,276
Harland Clarke Holdings Corp.(b)(c)
	630,000	9.250		03/01/21	637,087
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(c)
	66,000	3.500		03/15/17	65,340
	360,000	4.875		03/15/19	354,600
	300,000	5.875		02/01/22	300,000
Nomura Holdings, Inc.
	500,000	2.000		09/13/16	504,624
Opal Acquisition, Inc.(b)(c)
	320,000	8.875		12/15/21	332,800
The NASDAQ OMX Group, Inc.
	140,000	5.550		01/15/20	153,524
	100,000	4.250	(c)	06/01/24	100,163
USB Realty Corp.(b)(c)(d)
	100,000	1.381		01/15/49	92,375
Walter Investment Management Corp.(b)(c)
	312,000	7.875		12/15/21	312,000

					3,815,884

Food & Beverage – 0.2%
B&G Foods, Inc.(c)
	700,000	4.625		06/01/21	666,750
Carlsberg Breweries A/S
GBP	200,000	7.250		11/28/16	359,753
CP Foods Holdings Ltd.(g)
	$200,000	0.500		01/15/19	204,500
Heineken NV
GBP	70,000	7.250		03/10/15	116,440

					1,347,443

Gaming – 0.9%
Ameristar Casinos, Inc.(c)
	$550,000	7.500		04/15/21	573,375
Caesars Entertainment Operating Co., Inc.(c)
	2,015,000	9.000		02/15/20	1,546,512
Chester Downs & Marina LLC(b)(c)
	135,000	9.250		02/01/20	126,900
Graton Economic Development Authority(b)(c)
	1,000,000	9.625		09/01/19	1,142,500
MGM Resorts International
	1,013,000	6.625		12/15/21	1,066,182
Mohegan Tribal Gaming Authority(c)
	475,000	9.750		09/01/21	483,313
MTR Gaming Group, Inc.(c)
	240,000	11.500		08/01/19	262,200
Shingle Springs Tribal Gaming Authority(b)(c)
	945,000	9.750		09/01/21	1,018,238

					6,219,220

Health Care - Medical Products(c) – 0.2%
Alere, Inc.
	155,000	6.500		06/15/20	155,000
Biomet, Inc.
	1,000,000	6.500		08/01/20	1,060,000

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Medical Products(c) – (continued)
Grifols Worldwide Operations Ltd.(b)
$500,000	5.250%		04/01/22	$ 495,000
Immucor, Inc.
95,000	11.125		08/15/19	102,600

				1,812,600

Health Care - Pharmaceuticals – 0.2%
Forest Laboratories, Inc.(b)
160,000	4.375		02/01/19	168,800
Lantheus Medical Imaging, Inc.(c)
195,000	9.750		05/15/17	193,050
Roche Holdings, Inc.(b)(d)
500,000	0.574		09/30/19	499,503
Valeant Pharmaceuticals International, Inc.(b)(c)
500,000	6.750		08/15/18	526,250
100,000	6.875		12/01/18	103,625

				1,491,228

Health Care - Services – 0.6%
Acadia Healthcare Co., Inc.(c)
980,000	5.125		07/01/22	955,500
Amsurg Corp.(b)(c)
104,000	5.625		07/15/22	102,960
CHS/Community Health Systems, Inc.(c)
150,000	8.000		11/15/19	160,125
500,000	5.125	(b)	08/01/21	501,250
DaVita HealthCare Partners, Inc.(c)
500,000	5.125		07/15/24	490,000
HCA, Inc.
115,000	3.750		03/15/19	112,987
500,000	6.500		02/15/20	546,250
Kindred Healthcare, Inc.(b)(c)
890,000	6.375		04/15/22	881,100
Tenet Healthcare Corp.
100,000	4.750		06/01/20	99,000
75,000	6.000		10/01/20	79,313
WellPoint, Inc.
200,000	2.750		10/15/42	329,375

				4,257,860

Home Construction – 0.1%
D.R. Horton, Inc.(c)
100,000	3.625		02/15/18	99,000
100,000	3.750		03/01/19	97,250
ServiceMaster Co.
255,000	7.450		08/15/27	258,825
100,000	7.250		03/01/38	96,250
Toll Brothers Finance Corp.(c)
150,000	4.000		12/31/18	149,250

				700,575

Hotels, Restaurants & Leisure(b)(c) – 0.0%
Wok Acquisition Corp.
210,000	10.250		06/30/20	207,900

Lodging(c) – 0.1%
Eldorado Resorts LLC/Eldorado Capital Corp.(b)
240,000	8.625		06/15/19	255,000
Wyndham Worldwide Corp.
120,000	4.250		03/01/22	121,864

				376,864

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Machinery – 0.3%
Amsted Industries, Inc.(b)(c)
$500,000	5.000%		03/15/22	$ 486,875
Boart Longyear Management Pty Ltd.(b)
300,000	10.000		10/01/18	315,000
325,000	7.000	(c)	04/01/21	250,250
Doosan Infracore Co. Ltd.(c)(d)
300,000	3.250		10/05/42	299,943
Dresser-Rand Group, Inc.(c)
345,000	6.500		05/01/21	372,600
Siemens Financieringsmaatschappij NV
250,000	1.050		08/16/17	268,250
Tyco Electronics Group SA(c)
215,000	2.375		12/17/18	216,556

				2,209,474

Media(b)(c) – 0.1%
Nielsen Finance LLC/Nielsen Finance Co.
980,000	5.000		04/15/22	957,950

Media - Broadcasting & Radio(c) – 0.5%
iHeartCommunications, Inc.(f)
101,000	14.000		02/01/21	92,667
Nexstar Broadcasting, Inc.
580,000	6.875		11/15/20	595,950
Sinclair Television Group, Inc.
600,000	5.375		04/01/21	592,500
500,000	5.625	(b)	08/01/24	482,500
Sirius XM Radio, Inc.(b)
540,000	4.250		05/15/20	515,700
100,000	5.250		08/15/22	104,250
250,000	4.625		05/15/23	232,500
400,000	6.000		07/15/24	405,000
Univision Communications, Inc.(b)
600,000	8.500		05/15/21	636,000

				3,657,067

Media - Cable – 0.7%
Cablevision Systems Corp.
250,000	7.750		04/15/18	271,250
CCO Holdings LLC/CCO Holdings Capital Corp.(c)
600,000	5.125		02/15/23	576,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.(b)(c)
1,100,000	6.375		09/15/20	1,131,625
CSC Holdings LLC
220,000	8.625		02/15/19	251,350
425,000	6.750		11/15/21	452,625
DISH DBS Corp.
55,000	5.000		03/15/23	52,937
Midcontinent Communications & Midcontinent Finance Corp.(b)(c)
200,000	6.250		08/01/21	202,000
Numericable Group SA(b)(c)
800,000	6.000		05/15/22	806,000
Videotron Ltd.
500,000	5.000		07/15/22	495,000
Virgin Media Secured Finance PLC(b)(c)
500,000	5.375		04/15/21	503,750

				4,742,537

Media - Non Cable – 0.7%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.(b)(c)
500,000	5.250		02/15/22	499,375

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable – (continued)
Gannett Co., Inc.(b)(c)
	$200,000	5.125%		10/15/19	$ 202,000
Lee Enterprises, Inc.(b)(c)
	300,000	9.500		03/15/22	303,750
Liberty Interactive LLC
	345,000	8.250		02/01/30	378,637
	1,683,617	3.750	(c)	02/15/30	1,055,417
	297,000	1.000	(b)(c)	09/30/43	304,796
Nielsen Finance LLC/Nielsen Finance Co.(c)
	100,000	4.500		10/01/20	97,000
Priceline.com, Inc.
	81,000	1.000		03/15/18	108,996
Radio One, Inc.(b)(c)
	130,000	9.250		02/15/20	129,675
Reed Elsevier Investments PLC
GBP	350,000	5.625		10/20/16	611,688
VeriSign, Inc.(c)
	$500,000	4.625		05/01/23	485,000
WPP PLC
GBP	370,000	6.000		04/04/17	658,231

					4,834,565

Metals & Mining – 0.4%
FMG Resources (August 2006) Pty Ltd.(b)(c)
	$100,000	8.250		11/01/19	103,375
Glencore Funding LLC(d)
	750,000	1.398		05/27/16	756,645
Hecla Mining Co.(c)
	615,000	6.875		05/01/21	584,250
IAMGOLD Corp.(b)(c)
	995,000	6.750		10/01/20	873,112
New Gold, Inc.(b)(c)
	285,000	6.250		11/15/22	287,850

					2,605,232

Noncaptive - Financial(d) – 0.0%
General Electric Capital Corp.
	150,000	0.884		07/12/16	151,301

Packaging – 0.2%
Ball Corp.
	100,000	5.000		03/15/22	100,250
Iron/Steel Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc.(b)(c)
	925,000	6.375		05/01/22	883,375
Reynolds Group Issuer, Inc.(c)
	400,000	5.750		10/15/20	406,500

					1,390,125

Paper(b)(c) – 0.0%
Sappi Papier Holding GmbH
	50,000	7.750		07/15/17	53,337

Pipelines – 0.9%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.(c)
	1,500,000	4.750		11/15/21	1,396,875
Energy Transfer Equity LP
	430,000	5.875		01/15/24	434,300
Gibson Energy, Inc.(b)(c)
	84,000	6.750		07/15/21	90,510
Kinder Morgan Energy Partners LP(c)
	210,000	3.500		09/01/23	199,025

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
Kinder Morgan, Inc.(b)(c)
	$300,000	5.000%		02/15/21	$ 312,750
Regency Energy Partners LP(c)
	500,000	5.875		03/01/22	521,250
Rockies Express Pipeline LLC(b)
	245,000	6.000		01/15/19	257,250
	300,000	5.625		04/15/20	309,750
Rose Rock Midstream LP/Rose Rock Finance Corp.(b)(c)
	173,000	5.625		07/15/22	171,270
Sabine Pass Liquefaction LLC
	1,100,000	5.625	(c)	02/01/21	1,127,500
	845,000	5.625		04/15/23	855,563
SemGroup Corp.(c)
	95,000	7.500		06/15/21	100,700
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(c)
	800,000	5.500		08/15/22	796,000

					6,572,743

Property Insurance(b)(c) – 0.2%
A-S Co.-Issuer Subsidiary, Inc. / A-S Merger Sub LLC
	639,000	7.875		12/15/20	660,566
Hockey Merger Sub 2, Inc.
	800,000	7.875		10/01/21	818,000
Hub Holdings LLC/Hub Holdings Finance, Inc.(f)
	120,000	8.125		07/15/19	117,000

					1,595,566

Real Estate – 0.6%
ARC Properties Operating Partnership LP/Clark Acquisition LLC(b)(c)
	320,000	3.000		02/06/19	317,665
Carrington Holding Co., LLC(c)(f)
	530,273	1.000		01/15/26	193,444
CBRE Services, Inc.(c)
	100,000	6.625		10/15/20	105,125
Country Garden Holdings Co., Ltd.(c)
	200,000	11.125		02/23/18	215,500
Digital Realty Trust LP
	140,000	5.875		02/01/20	155,463
	120,000	3.625	(c)	10/01/22	115,679
EPR Properties(c)
	220,000	5.750		08/15/22	240,968
Great Portland Estates Capital Jersey Ltd.
GBP	100,000	1.000		09/10/18	170,221
Host Hotels & Resorts LP(c)
	110,000	5.250		03/15/22	120,928
	100,000	3.750		10/15/23	98,800
IMMOFINANZ AG(g)
EUR	538,632	4.250		03/08/18	28,968
Intu Properties PLC
GBP	100,000	2.500		10/04/18	169,329
Kennedy-Wilson, Inc.(c)
	$170,000	5.875		04/01/24	171,275
Keystone Financing PLC(b)
GBP	550,000	9.500		10/15/19	871,571
RHP Hotel Properties LP/RHP Finance Corp.(c)
	$600,000	1.000		04/15/21	588,000
Swiss Prime Site AG
CHF	225,000	1.875		01/20/15	238,858
Tesco Property Finance 3 PLC
GBP	49,912	5.744		04/13/40	84,820
Tesco Property Finance 4 PLC
	100,000	5.801		10/13/40	170,847

					4,057,461

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Retailers – 1.0%
AutoNation, Inc.
	$160,000	6.750%		04/15/18	$ 183,200
	100,000	5.500		02/01/20	109,500
Bed Bath & Beyond, Inc.(c)
	190,000	3.749		08/01/24	188,297
Best Buy Co., Inc.
	100,000	5.000		08/01/18	103,500
Ferrellgas LP/Ferrellgas Finance Corp.(c)
	200,000	6.500		05/01/21	197,500
	865,000	6.750		01/15/22	847,700
Grupo Famsa SAB de CV(b)(c)
	60,000	7.250		06/01/20	60,136
JC Penney Corp., Inc.
	955,000	5.650		06/01/20	814,137
L Brands, Inc.
	100,000	5.625		02/15/22	104,250
New Albertsons, Inc.
	105,000	7.750		06/15/26	99,225
	215,000	7.450		08/01/29	195,650
	25,000	8.700		05/01/30	24,625
	1,255,000	8.000		05/01/31	1,192,250
Next PLC
GBP	200,000	5.875		10/12/16	351,397
Rent-A-Center, Inc.(c)
	$150,000	4.750		05/01/21	123,750
Roundy’s Supermarkets, Inc.(b)(c)
	55,000	10.250		12/15/20	51,150
Sears Holdings Corp.
	375,000	6.625		10/15/18	335,625
Supervalu, Inc.(c)
	$555,000	6.750		06/01/21	553,613
The Bon-Ton Department Stores, Inc.(c)
	210,000	8.000		06/15/21	187,950
The Pantry, Inc.(c)
	215,000	8.375		08/01/20	224,675
Toys R US, Inc.
	1,425,000	10.375	(c)	08/15/17	1,161,375
	475,000	7.375		10/15/18	331,313

					7,440,818

Technology - Hardware – 0.5%
Advanced Micro Devices, Inc.
	200,000	7.750	(c)	08/01/20	205,000
	185,000	7.500		08/15/22	188,700
Amkor Technology, Inc.(c)
	190,000	6.375		10/01/22	196,650
CommScope, Inc.(b)(c)
	1,085,000	5.000		06/15/21	1,060,587
Flextronics International Ltd.
	500,000	5.000		02/15/23	497,374
IAC/InterActiveCorp(c)
	220,000	4.875		11/30/18	222,750
Ingenico
EUR	43,100	2.750		01/01/17	44,475
Intel Corp.
	$21,000	2.950		12/15/35	26,723
	72,000	3.250		08/01/39	120,735
NXP BV/NXP Funding LLC(b)(c)
	500,000	5.750		02/15/21	510,000
SanDisk Corp.(b)
	124,000	0.500		10/15/20	148,413

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Technology - Hardware – (continued)
Seagate HDD Cayman(b)
	$125,000	3.750%	11/15/18	$ 127,500

				3,348,907

Technology - Software/Services – 0.3%
BMC Software Finance, Inc.(b)(c)
	1,025,000	8.125	07/15/21	978,875
Boxer Parent Co., Inc.(b)(c)(f)
	95,000	9.000	10/15/19	88,350
Electronic Arts, Inc.
	114,000	0.750	07/15/16	140,577
Equinix, Inc.(c)
	50,000	4.875	04/01/20	49,500
Syniverse Holdings, Inc.(c)
	500,000	9.125	01/15/19	525,625
Tech Data Corp.
	100,000	3.750	09/21/17	104,065
Workday, Inc.
	46,000	0.750	07/15/18	54,941

				1,941,933

Telecommunications(c) – 0.0%
tw telecom holdings, Inc.
	125,000	5.375	10/01/22	134,531

Telecommunications - Cellular(b) – 0.1%
Sable International Finance Ltd.(c)
	100,000	8.750	02/01/20	109,250
Softbank Corp.
	537,000	4.500	04/15/20	532,973
Wind Acquisition Finance SA(c)
	135,000	7.375	04/23/21	135,506

				777,729

Telecommunications - Satellites(c) – 0.2%
Intelsat Luxembourg SA
	435,000	7.750	06/01/21	442,613
Unitymedia Hessen GmbH & Co. KG(b)
	800,000	5.500	01/15/23	806,000

				1,248,613

Textile & Apparel(c) – 0.0%
Levi Strauss & Co.
	100,000	7.625	05/15/20	105,750
The William Carter Co.
	185,000	5.250	08/15/21	189,625

				295,375

Tobacco – 0.0%
Imperial Tobacco Finance PLC
EUR	150,000	8.375	02/17/16	209,751

Transportation – 0.2%
Bluewater Holding BV(b)(c)
	$200,000	10.000	12/10/19	214,000
DryShips, Inc.
	50,000	5.000	12/01/14	49,437
Geo Debt Finance SCA(c)
EUR	100,000	7.500	08/01/18	113,359
Kansas City Southern de Mexico SA de CV(c)
	$240,000	2.350	05/15/20	227,063
Syncreon Group BV/Syncreon Global Finance US, Inc.(b)(c)
	200,000	8.625	11/01/21	197,500

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Transportation – (continued)
Transnet SOC Ltd.
	$200,000	4.500%	02/10/16	$ 207,000
Watco Cos LLC/Watco Finance Corp.(b)(c)
	600,000	6.375	04/01/23	603,000

				1,611,359

Utilities - Distribution – 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp.(c)
	300,000	6.750	05/20/20	313,500
Sabine Pass LNG LP
	100,000	7.500	11/30/16	106,375
Suburban Propane Partners LP/Suburban Energy Finance Corp.(c)
	105,000	7.375	03/15/20	111,300

				531,175

Utilities - Electric – 0.4%
Electricite de France(b)
	500,000	1.150	01/20/17	498,713
Eskom Holdings SOC Ltd.
	221,000	6.750	08/06/23	230,116
GenOn Americas Generation LLC
	190,000	8.500	10/01/21	177,888
	405,000	9.125	05/01/31	372,600
Illinois Power Generating Co.
	750,000	6.300	04/01/20	699,375
Meiya Power Co., Ltd.
	200,000	4.000	08/19/18	205,828
NGG Finance PLC(c)(d)
EUR	300,000	4.250	06/18/76	401,602

				2,586,122

Wireless Telecommunications – 1.0%
Altice Financing SA(b)(c)
	$700,000	6.500	01/15/22	717,500
Altice SA(b)(c)
	500,000	7.750	05/15/22	508,750
Digicel Group Ltd.(b)(c)
	200,000	8.250	09/30/20	205,500
DigitalGlobe, Inc.(b)(c)
	800,000	5.250	02/01/21	768,000
Hughes Satellite Systems Corp.
	500,000	7.625	06/15/21	547,500
Inmarsat Finance PLC(b)(c)
	600,000	4.875	05/15/22	583,500
Sprint Capital Corp.
	600,000	6.900	05/01/19	630,000
	325,000	6.875	11/15/28	308,750
	205,000	8.750	03/15/32	223,962
Sprint Communications, Inc.
	120,000	7.000	08/15/20	125,400
Sprint Corp.(b)
	1,570,000	7.875	09/15/23	1,668,125
	605,000	7.125	06/15/24	611,050
Wind Acquisition Finance SA(b)(c)
	600,000	4.750	07/15/20	576,000

				7,474,037

Wirelines Telecommunications – 0.4%
Anixter, Inc.
	1,142,000	5.125	10/01/21	1,130,580
British Telecommunications PLC
	250,000	1.250	02/14/17	248,909

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – (continued)
CenturyLink, Inc.
	$100,000	5.625%	04/01/20	$ 103,150
Cincinnati Bell, Inc.(c)
	1,024,000	8.750	03/15/18	1,062,400
Verizon Communications, Inc.
	102,000	5.150	09/15/23	112,542

				2,657,581

TOTAL CORPORATE OBLIGATIONS				$132,396,734

Agency Debenture(h) – 0.0%
FNMA
	$100,000	3.150%	12/27/27	$ 95,452

Foreign Debt Obligations – 0.9%
Sovereign – 0.9%
Brazil Notas do Tesouro Nacional
	$2,000,000	10.000%	01/01/17	$ 779,629
	2,000,000	10.000	01/01/21	734,515
	2,463,698	6.000	08/15/22	1,006,748
Hungary Government Bond
	50,000	4.125	02/19/18	51,670
Perusahaan Penerbit SBSN
	200,000	6.125	03/15/19	220,000
Ras Al Khaimah United Arab Emirates
	200,000	3.297	10/21/18	207,684
Republic of Bulgaria
EUR	253,000	2.950	09/03/24	319,951
Republic of Chile
CLP	48,336,040	3.000	07/01/17	85,541
Republic of Ireland
EUR	100,000	3.400	03/18/24	145,381
	290,000	5.400	03/13/25	487,928
Republic of Italy
	150,000	4.500	07/15/15	195,715
	420,000	4.750	05/01/17	587,232
	251,785	1.700	09/15/18	338,466
Republic of Namibia
	$200,000	5.500	11/03/21	211,500
Republic of South Africa
ZAR	8,000,000	8.000	12/21/18	720,622
United Kingdom Treasury
GBP	163,000	3.250	01/22/44	273,764
United Mexican States
EUR	140,000	2.375	04/09/21	183,727

TOTAL FOREIGN DEBT OBLIGATIONS				$ 6,550,073

Municipal Debt Obligations – 0.4%
California – 0.1%
Golden State Tobacco Securitization Corp. RB Series 2007 A1
	$110,000	5.125%	06/01/37	$ 80,578
Golden State Tobacco Securitization Corp. RB Series 2007 A2
	455,000	5.300	06/01/37	361,188

				441,766

New Jersey – 0.2%
Tobacco Settlement Financing Corp. RB Series 1A
	160,000	5.000	06/01/29	134,704
	250,000	4.750	06/01/34	184,813
	1,450,000	5.000	06/01/41	1,064,561

				1,384,078

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – 0.1%
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
$35,000	5.000%		07/01/41	$ 25,621
Puerto Rico Commonwealth GO Bonds Series 2014 A
970,000	8.000		07/01/35	853,620

				879,241

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 2,705,085

U.S. Treasury Obligations – 9.8%
United States Treasury Bonds
$1,000,000	6.750%		08/15/26	$ 1,420,740
2,000,000	5.500		08/15/28	2,626,000
United States Treasury Inflation Protected Securities
249,552	1.625		01/15/15	249,824
598,452	0.625		02/15/43	529,163
United States Treasury Notes
7,000,000	0.250	(a)	10/31/14	7,000,840
2,000,000	2.375	(i)	10/31/14	2,003,680
5,000,000	0.375	(a)	11/15/14	5,001,800
5,000,000	2.125	(a)	11/30/14	5,016,849
5,000,000	0.250	(a)	12/15/14	5,001,850
5,000,000	0.250	(a)	01/15/15	5,002,950
5,000,000	2.250	(a)	01/31/15	5,036,550
5,000,000	0.250	(a)	02/15/15	5,003,750
5,000,000	2.375	(a)	02/28/15	5,047,900
5,000,000	0.375	(a)	03/15/15	5,007,301
200,000	2.000		04/30/16	205,014
350,000	4.250		11/15/17	383,180
250,000	1.250		10/31/18	246,863
1,500,000	1.500		02/28/19	1,489,380
2,000,000	1.250		10/31/19	1,945,620
2,500,000	1.875		06/30/20	2,485,900
750,000	3.625		02/15/21	818,115
3,000,000	2.000		11/15/21	2,953,200
1,500,000	1.750		05/15/22	1,442,265
1,500,000	1.625		08/15/22	1,424,355
1,830,000	1.750		05/15/23	1,734,547
1,500,000	2.500		08/15/23	1,508,745

TOTAL U.S. TREASURY OBLIGATIONS				$ 70,586,381

Senior Term Loans(j) – 6.4%
Automotive - Parts – 0.1%
Allison Transmission, Inc.
$30,670	3.750%		08/23/19	$ 30,313
Evergreen Skills Lux S.a.r.l.
418,994	9.250		04/28/22	402,235
INA Beteiligungsgesellschaft mbH
300,000	3.750		05/15/20	297,189

				729,737

Building Materials – 0.2%
Preferred Proppants LLC
695,000	6.750		08/12/20	682,838
Wilsonart LLC
496,212	4.000		10/31/19	485,980

				1,168,818

Principal Amount		Interest Rate	Maturity Date	Value
Senior Term Loans(j) – (continued)
Chemicals – 0.2%
Albaugh LLC
	$296,250	6.000%	05/31/21	$ 287,362
Gemini HDPE LLC
	155,000	4.750	08/07/21	153,644
OCI Beaumont LLC
	376,644	5.000	08/20/19	376,644
Oxea Finance LLC
	569,475	4.250	01/15/20	556,662

				1,374,312

Consumer Products - Household & Leisure – 0.2%
Merlin Entertainment Group
	71,568	3.250	06/28/19	71,312
Serta Simmons Holdings LLC
	480,318	4.250	10/01/19	475,217
Visant Corp.
	740,000	7.000	09/23/21	730,291

				1,276,820

Consumer Products - Industrial – 0.1%
Harbor Freight Tools USA, Inc.
	148,500	4.750	07/26/19	148,098
Minimax GmbH & Co.
	198,005	4.250	08/14/20	197,510

				345,608

Diversified Manufacturing – 0.2%
Manitowoc Co., Inc.
	199,000	3.250	01/03/21	196,015
Rexnord LLC
	1,010,200	4.000	08/21/20	992,703

				1,188,718

Energy – 0.3%
Adria Topco B.V.
EUR	100,000	9.000	06/19/19	125,895
Atlas Energy LP
	$29,700	6.500	07/31/19	29,886
Bennu Oil & Gas LLC
	255,296	8.750	11/01/18	253,808
Chief Exploration & Development LLC
	150,000	7.500	05/12/21	149,625
Crestwood Holdings LLC
	541,605	7.000	06/19/19	546,685
Drillships Ocean Ventures Inc.
	120,000	5.500	07/25/21	116,100
EFS Cogen Holdings I LLC
	263,249	3.750	12/17/20	261,851
Seadrill Partners Finco LLC
	329,461	4.000	02/21/21	312,987
Stallion Oilfield Services Ltd.
	130,510	6.750	06/19/18	131,652
Templar Energy LLC
	300,000	8.500	11/25/20	290,625

				2,219,114

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(j) – (continued)
Energy - Exploration & Production – 0.1%
Bowie Resource Holdings LLC
$149,188	6.750%	08/14/20	$ 148,815
Energy & Exploration Partners, Inc.
884,701	7.750	01/15/19	865,352

			1,014,167

Finance – 0.3%
CeramTec Acquisition Corp.
256,798	4.250	08/28/20	254,070
641,693	4.250	08/31/20	634,879
Opal Acquisition, Inc.
198,749	5.000	11/27/20	198,129
Sears Holding Corp.
728,762	5.500	06/30/18	707,810

			1,794,888

Finance Insurance – 0.0%
Hub International Ltd.
99,003	4.250	10/02/20	96,733

Food & Beverages – 0.0%
Pinnacle Foods Finance LLC
98,438	3.250	04/29/20	96,292
Roundys Supermarkets, Inc.
149,250	5.750	03/03/21	140,979

			237,271

Gaming – 0.5%
1011778 B.C. Unlimited
950,000	4.500	09/24/21	942,609
AMF Bowling Centers, Inc.
550,000	7.250	09/18/21	547,938
Boyd Gaming Corp.
190,833	4.000	08/14/20	187,732
Graton Economic Development Authority
167,471	9.000	08/22/18	171,797
Mashantucket (Western) Pequot Tribe
946,098	9.375	06/30/20	869,625
Mohegan Tribal Gaming Authority
270,458	5.500	11/19/19	265,386
Scientific Games International, Inc.
545,000	6.000	09/17/21	533,904
Shingle Springs Tribal Gaming Authority
87,300	6.250	08/29/19	89,046

			3,608,037

Health Care - Medical Products – 0.1%
Carestream Health, Inc.
475,000	9.500	12/07/19	476,188

Health Care - Services – 0.5%
Air Medical Group Holdings, Inc.
250,000	7.625	05/31/18	248,750
Community Health Systems, Inc.
198,500	4.250	01/27/21	197,773
Curo Health Services LLC
319,200	5.750	06/08/20	314,147
Envision Healthcare Corp.
498,711	4.000	05/25/18	493,350
Kindred Healthcare, Inc.
309,225	4.000	04/09/21	302,654

Principal Amount	Interest Rate		Maturity Date	Value
Senior Term Loans(j) – (continued)
Health Care - Services – (continued)
MedAssets, Inc.
$325,447	4.000%		12/13/19	$ 323,006
Medpace Holdings, Inc.
223,915	4.750		04/01/21	223,915
Millennium Laboratories, Inc.
827,925	5.250		04/16/21	824,042
MPH Acquisition Holdings LLC
337,273	4.000		03/31/21	329,053
Surgery Center Holdings, Inc.
120,000	5.250		07/09/20	119,550
85,000	8.000		07/09/21	83,513

				3,459,753

Lodging – 0.0%
Four Seasons Holdings, Inc.
297,000	5.000		06/27/20	291,431

Media - Broadcasting & Radio – 0.4%
AP NMT Acquisition BV
605,000	6.750		07/31/21	588,108
120,000	0.000	(k)	08/06/21	147,474
Entravision Communications Corp.
96,333	3.500		05/29/20	93,805
Gray Television, Inc.
69,825	3.750		06/10/21	68,690
iHeart Communications, Inc.
2,311,074	6.904		01/30/19	2,205,435

				3,103,512

Media - Cable – 0.0%
Midcontinent Communications
49,375	5.000		07/30/20	49,082
Ziggo N.V.
—	2.750		01/15/22	—
290,565	3.250		01/15/22	281,886

				330,968

Media - Non Cable – 0.3%
Advantage Sales & Marketing, Inc.
890,323	4.250		07/23/21	874,110
Affinion Group, Inc.
496,968	6.750		04/30/18	481,438
Cengage Learning Acquisitions, Inc.
258,700	7.000		03/31/20	258,146
Media General, Inc.
90,698	3.250		07/31/20	89,677
Tyrol Acquisition 2 SAS(k)
375,001	0.000		01/29/16	460,332
William Morris Endeavor Entertainment LLC
174,563	5.250		05/06/21	171,726

				2,335,429

Metals & Mining – 0.1%
NN, Inc.
555,000	6.000		08/13/21	555,350

Packaging – 0.1%
Ardagh Holdings USA, Inc.
298,500	4.000		12/17/19	294,023
Berry Plastics Holding Group, Inc.
348,250	3.750		01/06/21	340,024

				634,047

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(j) – (continued)
Paper – 0.0%
Hoffmaster Group, Inc.
$139,650	5.250%	05/09/20	$ 138,952

Pharmaceuticals – 0.1%
Aquilex Holdings LLC
333,824	5.000	12/31/20	329,928
Salix Pharmaceuticals Ltd.
219,714	4.250	01/02/20	218,890

			548,818

Real Estate – 0.2%
Empire Generating Co. LLC
622,079	5.250	03/12/21	614,303
GTCR Valor Cos., Inc.
—	0.000	05/21/21	—
110,723	6.000	05/30/21	109,615
Hudson’s Bay Co.
185,000	4.750	11/04/20	184,730
Rhp Hotel Properties LP
528,675	3.750	01/15/21	524,710
Starwood Property Trust, Inc.
143,543	3.500	04/17/20	141,166

			1,574,524

Restaurants – 0.1%
ARG IH Corp.
69,475	4.750	11/15/20	69,301
Red Lobster Management LLC
560,000	6.250	07/28/21	557,900

			627,201

Retailers – 0.5%
Albertson’s Holdings LLC
865,000	5.500	08/25/21	860,312
Albertsons LLC
225,000	4.750	03/21/19	223,735
J Crew Group, Inc.
298,101	4.000	03/05/21	282,770
JC Penney Corp., Inc.
352,324	6.000	05/21/18	351,179
Kate Spade & Co.
55,000	4.000	04/10/21	53,625
Leslies Poolmart, Inc.
197,980	4.250	10/16/19	194,763
Maxeda DIY BV
89,999	4.103	06/29/17	110,520
Spencer Gifts LLC
560,000	5.500	06/30/21	553,000
The Talbots, Inc.
283,575	4.750	03/19/20	274,359
155,000	8.250	03/19/21	153,062
Toys R US - Delaware, Inc.
79,288	6.000	09/01/16	77,394
True Religion Apparel, Inc.
96,750	5.875	07/30/19	88,768
Wilton Brands LLC
571,147	7.500	08/30/18	538,306

			3,761,793

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(j) – (continued)
Services Cyclical - Business Services – 0.2%
Brickman Group Ltd.
$248,127	4.000%	12/18/20	$ 242,440
Koosharem LLC
214,463	7.500	04/29/20	213,390
Language Line LLC
142,121	6.250	06/20/16	141,500
Redtop Acquisition Ltd.
99,500	4.500	12/03/20	99,251
Tribune Co.
585,000	5.750	07/07/21	579,150
Vantiv, LLC
139,650	3.750	06/13/21	138,661
WCA Waste Systems, Inc.
53,148	4.000	03/23/18	52,971
Weight Watchers International, Inc.
312,236	4.000	04/02/20	237,299

			1,704,662

Technology - Hardware – 0.0%
Freescale Semiconductor Corp.
99,000	5.000	01/15/21	98,551
Photonis Technologies SAS
194,023	8.500	09/18/19	193,053

			291,604

Technology - Software – 0.2%
Activision Blizzard, Inc.
84,750	3.250	10/12/20	84,471
Aricent Technologies Ltd.
923,693	5.500	04/14/21	917,532
BMC Software, Inc.
335,726	5.000	09/10/20	329,851
Eze Software Group LLC
99,500	4.000	04/06/20	97,759

			1,429,613

Technology - Software/Services – 0.4%
Applied Systems, Inc.
196,627	4.250	01/25/21	194,170
100,000	7.500	01/23/22	99,575
Dealertrack Technologies, Inc.
570,913	3.500	02/28/21	561,396
Dell, Inc.
1,092,134	4.500	04/29/20	1,083,692
Ion Trading Technologies S.a.r.l.
21,952	4.250	06/10/21	21,641
155,000	7.250	05/15/22	154,096
MModal Inc.
120,088	9.000	01/31/20	119,487
Zayo Group LLC
297,467	4.000	07/02/19	292,782

			2,526,839

Telecommunications - Internet & Data – 0.3%
Asurion LLC
497,425	5.000	05/24/19	494,505
498,737	4.250	07/08/20	490,219
Fibertech Networks LLC
496,222	4.000	12/18/19	491,052
Level 3 Financing, Inc.
650,000	4.000	01/15/20	637,812
Vince Intermediate Holding LLC
66,857	5.750	11/04/19	66,690

			2,180,278

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(j) – (continued)
Textiles – 0.1%
Indra Holdings Corp.
$154,613	5.250%	04/29/21	$ 154,161
Nine West Holdings, Inc.
545,000	6.250	01/08/20	505,488
Phillips-Van Heusen Corp.
250,781	3.250	02/13/20	250,728

			910,377

Transportation – 0.2%
OSG Bulk Ships, Inc
568,575	5.250	08/05/19	564,550
OSG International, Inc.
568,575	5.750	08/05/19	565,732
Syncreon Group Holdings BV
248,747	5.250	10/28/20	246,259

			1,376,541

Utilities – 0.4%
Energy Future Intermediate Holding Co. LLC
615,000	4.250	06/19/16	611,544
Texas Competitive Electric Holdings Co.
2,636,619	4.651	10/10/14	1,935,726
298,028	4.650	10/10/17	220,168

			2,767,438

TOTAL SENIOR TERM LOANS			$ 46,079,541

Shares	Description	Value
Preferred Stocks – 1.0%
Banks – 0.0%
5,925	HSBC USA, Inc.	$ 136,097
5,200	U.S. Bancorp	114,660

		250,757

Consumer Finance – 1.0%
2,500	Ally Financial, Inc.(b)	2,502,343
100,807	RBS Capital Funding Trust V	2,372,997
95,111	RBS Capital Funding Trust VII	2,272,202

		7,147,542

TOTAL PREFERRED STOCKS		$ 7,398,299

Notional Amount		Exercise Rate	Expiration Date	Value
Options Purchased – 0.3%
Credit Default Swap Index Options
Barclays Bank PLC Put - CDS North America High Yield Index 22 Strike Price 103%
	$2,970,000	103.000%	12/17/14	$ 28,356
JPMorgan Chase Bank (London) Put - CDS North America High Yield Index 22
	1,980,000	105.000	11/19/14	22,147
JPMorgan Chase Bank (London) Put - CDS North America High Yield Index 22
	5,940,000	102.000	12/17/14	44,635

Cross Currency Options
Barclays Bank PLC
Put EUR	25,000
Call GBP	19,600	0.784	12/03/14	—

Notional Amount		Exercise Rate		Expiration Date	Value
Options Purchased – (continued)
Cross Currency Options – (continued)
Credit Suisse International (London)
Put EUR	552,000
Call GBP	442,152	0.801%		10/16/14	$ 19,283
Credit Suisse International (London)
Put GBP	442,152
Call EUR	552,000	0.801		10/16/14	129
Deutsche Bank AG (London)
Put GBP	1,474,685
Call EUR	1,805,000	0.817		10/02/14	—
Deutsche Bank AG (London)
Put GBP	736,934
Call EUR	902,000	0.817		10/02/14	—
Deutsche Bank AG (London)
Put EUR	30,000
Call GBP	23,550	0.785	(l)	12/05/14	—
Deutsche Bank AG (London)
Put EUR	1,128,000
Call GBP	895,632	0.794		12/08/14	31,607
Deutsche Bank AG (London)
Put EUR	26,000
Call GBP	20,540	0.790	(l)	12/11/14	381
Deutsche Bank AG (London)
Put EUR	60,500
Call NOK	503,239	8.318	(l)	01/12/15	12,443
Deutsche Bank AG (London)
Put EUR	31,000
Call SEK	286,394	9.239		04/01/15	2,973
JPMorgan Chase Bank (London)
Call EUR	25,000
Put GBP	20,625	0.825		10/02/14	—
JPMorgan Chase Bank (London)
Put GBP	441,490
Call EUR	552,000	0.800		10/16/14	159
JPMorgan Chase Bank (London)
Put EUR	552,000
Call GBP	441,490	0.800		10/16/14	18,239
JPMorgan Chase Bank (London)
Put PLN	88,893
Call EUR	21,000	4.233	(l)	11/13/14	9
Morgan Stanley & Co. International PLC
Put EUR	26,000
Call GBP	20,514	0.789	(l)	12/12/14	442
Currency Options
Barclays Bank PLC
Put GBP	441,500
Call USD	738,630	1.673		10/16/14	23,428
Barclays Bank PLC
Call GBP	441,500
Put USD	738,630	1.673		10/16/14	43
Barclays Bank PLC
Call USD	344,000
Put JPY	35,604,000	103.500		11/26/14	19,695
Barclays Bank PLC
Put EUR	676,500
Call USD	879,450	1.300		12/03/14	26,922
Barclays Bank PLC
Put USD	1,542,840
Call EUR	1,032,000	1.495		04/22/15	196
Barclays Bank PLC
Put AUD	937,000
Call USD	843,300	0.900		06/29/15	50,176
Credit Suisse International (London)
Call USD	51,000
Put JPY	51	0.001	(l)	10/30/14	459

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Notional Amount		Exercise Rate		Expiration Date	Value
Options Purchased – (continued)
Cross Currency Options – (continued)
Credit Suisse International (London)
Put USD	16,000
Call MXN	206,416	12.901	(l)%	02/05/15	$ 1,386
Deutsche Bank AG (London)
Put GBP	441,500
Call USD	738,188	1.672		10/16/14	22,991
Deutsche Bank AG (London)
Call GBP	441,500
Put USD	738,188	1.672		10/16/14	47
Deutsche Bank AG (London)
Put JPY	1,316,400
Call USD	12,000	109.700	(l)	11/10/14	5,958
Deutsche Bank AG (London)
Put USD	25,000
Call ILS	86,000	3.440		11/13/14	—
Deutsche Bank AG (London)
Put USD	1,376,500
Call JPY	134,759,350	97.900		11/26/14	169
Deutsche Bank AG (London)
Put EUR	516,000
Call USD	735,300	1.425		03/04/19	68,210
JPMorgan Chase Bank (London)
NZD/USD and USD/MXN Dual Currency Call
	25,500	0.010	(l)	11/26/14	1,753
JPMorgan Chase Bank (London)
Put USD	688,500
Call MXN	8,847,225	12.850		11/26/14	767
JPMorgan Chase Bank (London)
Call USD	1,836,000
Put JPY	193,514,400	105.400		11/26/14	28,420
JPMorgan Chase Bank (London)
Put EUR	15,000
Call USD	19,425	1.295	(l)	12/02/14	—
JPMorgan Chase Bank (London)
Put EUR	676,500
Call USD	872,685	1.290		12/05/14	21,560
JPMorgan Chase Bank (London)
Put AUD	937,000
Call USD	805,820	0.860		06/29/15	28,415

Interest Rate Swaptions
Barclays Bank PLC Call - OTC - GBP 6 month GBP Strike Price 3.818%
	$729,500	3.818		09/26/28	60,335
Barclays Bank PLC Call - OTC - EUR 6 Month EURO Strike Price 2.250%
	459,000	2.250		08/20/15	5,496
Barclays Bank PLC Call - OTC - GBP 6 Month GBP Strike Price 3.500%
	451,000	3.500		02/09/15	2,040
Citibank NA (London) Call - OTC - EUR 6 month EURO Strike Price 0.880%
	1,242,500	0.880		12/03/14	32
Citibank NA (London) Call - OTC - EUR 6 month EURO Strike Price 0.880%
	1,216,500	0.880		12/03/14	32
Credit Suisse International (London) Call - OTC - EUR 6 month EURO Strike Price 1.700%
	677,000	1.700		12/10/14	221
Credit Suisse International (London) Call - OTC - JPY 6 month JYOR Strike Price 0.823%
	28,500,000	0.823		12/10/14	20
Credit Suisse International (London) Call - OTC - USD 3 month LIBOR Strike Price 4.500%
	182,500	4.500		09/25/23	9,836
Credit Suisse International (London) Put - OTC - JPY 6 Month GBP Strike Price 2.202%
	62,052,500	2.202		09/02/24	28,962

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions – (continued)
Credit Suisse International (London) Put - OTC - USD 3 Month LIBOR Strike Price 1.250%
$2,020,500	1.250%	08/17/15	$ 3,721
Deutsche Bank AG (Frankfurt) Call - OTC - EUR 6 month EURO Strike Price 2.080%
470,500	2.080	04/01/15	405
Deutsche Bank AG (Frankfurt) Call - OTC - EUR 6 month EURO Strike Price 2.750%
677,000	2.750	05/30/34	45,614
Deutsche Bank AG (Frankfurt) Call - OTC - GBP 6 month GBP Strike Price 2.100%
1,152,000	2.100	06/15/15	3,651
Deutsche Bank AG (Frankfurt) Call - OTC - GBP 6 Month GBP Strike Price 3.600%
338,500	3.600	08/07/19	20,330
Deutsche Bank AG (Frankfurt) Call - OTC - GBP 6 month GBP Strike Price 3.630%
1,100,000	3.630	11/21/16	29,061
Deutsche Bank AG (Frankfurt) Call - OTC - GBP 6 month GBP Strike Price 3.795%
182,500	3.795	09/26/28	15,274
Deutsche Bank AG (Frankfurt) Call - OTC - KRW 3 month KWCDC Strike Price 3.050%
483,724,500	3.050	10/13/14	—
Deutsche Bank AG (London) Call - OTC - GBP 6 month GBP Strike Price 3.795%
547,000	3.795	09/26/28	45,781
Deutsche Bank AG Call - OTC - USD 3 month LIBOR Strike Price 4.300%
235,000	4.300	03/27/17	7,976
Deutsche Bank AG Call - OTC - USD 3 month LIBOR Strike Price 4.600%
864,000	4.600	03/05/19	36,709
JPMorgan Chase Bank (London) Call - OTC - EUR 6 month EURO Strike Price 2.078%
474,000	2.078	04/02/15	421
JPMorgan Chase Bank (London) Call - OTC - GBP 6 month GBP Strike Price 3.650%
691,000	3.650	06/16/17	23,606
JPMorgan Chase Bank (London) Call - OTC - USD 3 month LIBOR Strike Price 1.450%
3,456,000	1.450	06/03/15	16,718
JPMorgan Chase Bank (London) Put - OTC - GBP 6 Month GBP Strike Price 1.900%
1,376,000	1.900	10/06/14	316
JPMorgan Chase Bank (London) Put - OTC - GBP 6 month GBP Strike Price 2.000%
2,256,000	2.000	05/31/16	21,132
JPMorgan Chase Bank (London) Put - OTC - GBP 6 Month GBP Strike Price 2.500%
2,350,000	2.500	07/11/16	40,779
JPMorgan Chase Bank (London) Put - OTC - USD 3 Month LIBOR Strike Price 1.250%
4,061,000	1.250	08/14/15	7,506
Morgan Stanley & Co. International PLC Call - OTC - EUR 6 month EURO Strike Price 0.880%
1,157,500	0.880	12/03/14	30
Morgan Stanley & Co. International PLC Call - OTC - EUR 6 month EURO Strike Price 0.880%
1,133,500	0.880	12/03/14	30
Morgan Stanley & Co. International PLC Call - OTC - GBP 6 month GBP Strike Price 3.650%
460,500	3.650	06/16/17	15,732
Morgan Stanley & Co. International PLC Call - OTC - USD 3 month LIBOR Strike Price 2.000%
6,768,000	2.000	06/20/16	32,238

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions – (continued)
Morgan Stanley & Co. International PLC Call - OTC - USD 3 month LIBOR Strike Price 2.075%
$3,850,000	2.075%	02/22/16	$ 32,229
Morgan Stanley & Co. International PLC Call - OTC - USD 3 month LIBOR Strike Price 5.000%
707,000	5.000	03/11/24	27,961
Morgan Stanley & Co. International PLC Call - OTC - USD 3 month LIBOR Strike Price 5.420%
243,500	5.420	11/19/20	6,749
Morgan Stanley & Co. International PLC Put - OTC - GBP 6 month GBP Strike Price 2.000%
2,256,000	2.000	06/02/16	21,108
Morgan Stanley & Co. International PLC Put - OTC - USD 3 Month LIBOR Strike Price 1.750%
1,835,000	1.750	11/20/14	1,170

Options on Equities
Barclays Bank PLC Put - S&P 500 Index Strike Price 1,850
55	1,850.000	12/20/14	119,075
Barclays Bank PLC Put - S&P 500 Index Strike Price 1,900
31	1,900.000	01/17/15	122,140
Deutsche Bank AG Call - S&P 500 Index Strike Price 2,050
80	2,050.000	12/20/14	97,600
Deutsche Bank AG Call - S&P 500 Index Strike Price 2,050
56	2,050.000	01/17/15	113,680
Deutsche Bank AG Put - Financial Select Sector SPDR Strike Price 20
2,854	20.000	10/18/14	2,854
Deutsche Bank AG Put - Ishares U.S. Real Estate ETF Strike Price 68
361	68.000	12/20/14	51,623
JPMorgan Securities, Inc. Put - Financial Select Sector SPDR Strike Price 21
2,149	21.000	01/17/15	53,725
JPMorgan Securities, Inc. Put - Financial Select Sector SPDR Strike Price 23
755	23.000	01/17/15	54,360
JPMorgan Securities, Inc. Put - Ishares U.S. Real Estate ETF Strike Price 68
658	68.000	01/17/15	129,626

Contracts	Exercise Rate	Expiration Date	Value

Options on Futures
Deutsche Bank AG Put – 10 Year German Euro-Bund Futures Strike Price 149%
20	149.000%	11/21/14	$ 16,672

TOTAL OPTIONS PURCHASED			$ 1,805,974

Shares	Description	Value
Warrant* – 0.0%
Commercial Banks – 0.0%
14,522	JPMorgan Chase & Co.	$ 292,037

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(m) – 30.0%
Repurchase Agreement – 30.0%
Joint Repurchase Agreement Account II
$216,400,000	0.012%	10/01/14	$216,400,000

TOTAL INVESTMENTS BEFORE SHORT POSITIONS			$764,644,617

Shares	Description	Value
Common Stocks Sold Short – (3.5)%
Commercial Services & Supplies – (0.0)%
3,300	Deluxe Corp.	$ (182,028)
6,900	Pitney Bowes, Inc.	(172,431)

		(354,459)

Consumer Finance* – (0.0)%
2,244	Credit Acceptance Corp.	(282,901)

Electric Utilities – (0.5)%
20,907	American Electric Power Co., Inc.	(1,091,555)
14,765	Duke Energy Corp.	(1,103,979)
24,385	The Southern Co.	(1,064,405)

		(3,259,939)

Energy Equipment & Services – (0.3)%
17,047	Hornbeck Offshore Services, Inc.*	(564,894)
7,306	National Oilwell Varco, Inc.	(564,446)
24,958	Noble Corp. PLC	(549,426)
17,262	Transocean Ltd.	(550,214)

		(2,228,980)

Food & Staples Retailing – (0.2)%
3,060	PriceSmart, Inc.	(262,058)
13,914	Wal-Mart Stores, Inc.	(1,064,004)

		(1,326,062)

Health Care Equipment & Supplies – (0.3)%
36,365	Medtronic, Inc.	(2,252,812)

Health Care Providers & Services* – (0.0)%
6,300	PharMerica Corp.	(153,909)

Internet Software & Services – (0.3)%
136,200	Tencent Holdings Ltd.	(2,026,853)

Machinery – (0.2)%
11,091	Caterpillar, Inc.	(1,098,342)

Media – (0.7)%
140	Charter Communications, Inc. Class A*	(21,555)
87,493	Comcast Corp. Class A	(4,705,373)
262	Live Nation Entertainment, Inc.*	(6,296)
15,425	Sirius XM Holdings, Inc.*	(54,070)

		(4,787,294)

Metals & Mining – (0.0)%
10,898	Newmont Mining Corp.	(251,199)

Pharmaceuticals – (0.2)%
22,810	AbbVie, Inc.	(1,317,505)

Real Estate Investment Trusts – (0.8)%
17,120	Equity Residential	(1,054,250)
600	Essex Property Trust, Inc.	(107,250)
500	Federal Realty Investment Trust	(59,230)
26,084	HCP, Inc.	(1,035,796)
16,701	Health Care REIT, Inc.	(1,041,641)
27,207	ProLogis, Inc.	(1,025,704)
6,407	Public Storage	(1,062,537)
8,199	Weingarten Realty Investors	(258,268)

		(5,644,676)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks Sold Short – (continued)
Software* – (0.0)%
7,906	Electronic Arts, Inc.	(281,533)

Trading Companies & Distributors – (0.0)%
600	W.W. Grainger, Inc.	(150,990)

TOTAL COMMON STOCKS SOLD SHORT		$(25,417,454)

Exchange Traded Funds Sold Short – (5.4)%
14,185	Consumer Discretionary Select Sector SPDR Fund	$ (945,998)
46,619	Financial Select Sector SPDR Fund	(1,080,162)
9,725	Health Care Select Sector SPDR Fund	(621,525)
17,300	iShares Russell 3000 Growth Index Fund	(1,290,926)
25,810	iShares U.S. Home Construction ETF	(580,467)
63,896	iShares US Real Estate ETF	(4,421,603)
141,900	SPDR S&P 500 ETF Trust	(27,957,138)
1,500	SPDR S&P Oil & Gas Exploration & Production Fund ETF	(103,245)
25,212	SPDR S&P Regional Banking ETF	(954,526)
7,904	Technology Select Sector SPDR Fund	(315,449)
2,900	The Energy Select Sector SPDR Fund	(262,798)
6,472	Utilities Select Sector SPDR Fund	(272,406)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT		$(38,806,243)

TOTAL SECURITIES SOLD SHORT – (8.9)%		$(64,223,697)

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%		20,248,295

NET ASSETS – 100.0%		$ 720,669,215

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of this security is pledged as collateral for securities sold short.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $54,543,887, which represents approximately 7.6% of net assets as of September 30, 2014.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2014.

(e)	Security is currently in default and/or non-income producing.

(f)	Pay-in-kind securities.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at September 30, 2014.

(h)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2014.

(i)	A portion of this security is segregated as collateral for initial margin requirements on swap transactions.

(j)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at September 30, 2014. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(l)	Represents barrier rates.

(m)	Joint repurchase agreement was entered into on September 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BGN	— New Bulgarian Lev
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CP	— Commercial Paper
ETF	— Exchange Traded Fund
EURO	— Euro Offered Rate
FNMA	— Federal National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
SPA	— Stand-by Purchase Agreement
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2014, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Advantage Sales & Marketing, Inc., due 07/23/21	$9,677	$9,501	$(176)
GTCR Valor Cos., Inc., due 05/30/21	84,000	83,160	(840)
Ziggo N.V., due 01/15/22	193,360	187,585	(5,776)
Ziggo N.V., due 01/15/22	9,448	9,165	(282)

TOTAL			$(7,074)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Barclays Bank PLC	AUD/NZD	11/14/14	$97,407	$775
	BRL/USD	10/02/14	2,318,754	1,741
	CZK/EUR	11/14/14	592,554	7,498
	MXN/USD	11/14/14	110,901	401
	NOK/EUR	10/03/14	661,221	3,824
	NZD/AUD	11/14/14	98,182	307
	USD/AUD	11/14/14	861,252	48,248
	USD/BRL	10/02/14	2,318,754	193,300
	USD/BRL	12/02/14	2,219,316	42,974
	USD/CLP	10/14/14	83,417	6,342
	USD/CLP	11/14/14	100,137	1,863
	USD/EUR	10/14/14	315,793	26,363
	USD/EUR	10/31/14	147,049	6,441
	USD/EUR	12/01/14	1,421,551	80,945
	USD/EUR	12/04/14	153,531	3,986
	USD/EUR	02/20/19	241,540	12,871
	USD/GBP	12/04/14	86,682	140
	USD/NZD	11/14/14	746,047	89,602
	USD/PLN	11/14/14	275,079	13,921
	USD/ZAR	10/14/14	732,204	24,236
Credit Suisse International (London)	CLP/USD	11/21/14	42,180	180
	CZK/EUR	11/14/14	113,710	1,357
	EUR/USD	11/06/14	7,580	32
	USD/AUD	11/21/14	84,148	5,252
	USD/BRL	03/12/15	37,950	1,853
	USD/CHF	10/02/14	185,402	12,875
	USD/CHF	01/08/15	185,605	3,516
	USD/EUR	10/02/14	1,558,626	121,706
	USD/EUR	10/14/14	94,738	7,962
	USD/EUR	11/04/14	339,841	20,720
	USD/EUR	11/06/14	143,392	8,671
	USD/EUR	11/21/14	339,251	19,381
	USD/EUR	01/08/15	1,575,545	32,085
	USD/GBP	10/02/14	2,509,494	123,594
	USD/GBP	10/14/14	540,584	30,011
	USD/GBP	11/14/14	446,450	16,100
	USD/GBP	01/08/15	2,525,091	26,967
	USD/MXN	11/14/14	111,468	1,532
	USD/MXN	11/21/14	192,372	5,228
	USD/NZD	11/21/14	73,535	5,665
	USD/TRY	11/21/14	113,564	4,836
	USD/ZAR	11/21/14	103,991	5,609
	ZAR/NZD	11/14/14	140,272	4,986

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Deutsche Bank AG (London)	BRL/USD	12/02/14	$30,085	$85
	CAD/AUD	11/14/14	393,598	15,449
	CAD/EUR	02/25/19	252,510	11,095
	CAD/EUR	03/12/19	147,161	9,846
	CZK/EUR	11/14/14	113,710	1,346
	GBP/EUR	11/14/14	284,906	7,129
	GBP/EUR	03/12/19	294,323	13,018
	GBP/EUR	03/14/19	307,309	14,774
	HUF/EUR	11/21/14	36,642	139
	NOK/EUR	10/20/14	296,858	4,929
	PLN/EUR	11/21/14	48,013	205
	USD/AUD	11/14/14	418,299	26,944
	USD/CAD	11/14/14	437,463	13,537
	USD/CLP	11/21/14	163,516	5,084
	USD/EUR	11/14/14	1,139,624	44,000
	USD/EUR	11/20/14	261,544	15,770
	USD/EUR	01/15/15	3,205,628	78,035
	USD/JPY	10/14/14	456,791	25,709
	USD/NZD	10/20/14	372,360	26,158
JPMorgan Chase Bank (London)	AUD/USD	11/21/14	22,103	103
	CLP/USD	11/21/14	42,135	135
	EUR/USD	11/21/14	84,655	256
	MXN/USD	11/14/14	110,911	411
	MXN/USD	11/21/14	49,206	206
	NZD/USD	11/21/14	19,591	91
	TRY/USD	11/21/14	29,581	81
	USD/CHF	11/06/14	248,323	13,661
	USD/CLP	11/14/14	100,696	1,804
	USD/EUR	11/06/14	1,196,408	75,703
	USD/GBP	11/06/14	518,598	19,604
	USD/INR	11/21/14	165,745	2,355
	USD/MXN	11/14/14	111,206	1,794
	ZAR/USD	11/21/14	27,108	108
Merrill Lynch & Co., Inc.	AUD/USD	12/19/14	248,557	960
	GBP/USD	12/19/14	664,371	1,084
	USD/AUD	12/19/14	40,000,853	999,522
	USD/CAD	12/19/14	29,463,201	505,450
	USD/CHF	12/19/14	22,493,774	448,978
	USD/EUR	12/19/14	52,731,551	1,322,943
	USD/GBP	12/19/14	23,499,960	48,307
	USD/JPY	12/19/14	16,682,993	310,367
	USD/MXN	12/19/14	3,840,647	49,209
	USD/NZD	12/19/14	9,269,844	397,026
Morgan Stanley & Co. International PLC	CLP/USD	11/21/14	42,240	240
	USD/BRL	12/02/14	111,859	8,841
	USD/JPY	10/14/14	489,891	27,610
	USD/KRW	11/21/14	240,027	9,174
	USD/MXN	11/14/14	326,084	7,417
State Street Bank and Trust	USD/EUR	12/15/14	240,111	1,002

TOTAL				$5,593,590

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC	BRL/USD	10/02/14	$2,318,754	$(48,101)
	BRL/USD	03/12/15	37,950	(3,178)
	BRL/USD	03/20/15	350,405	(29,296)
	EUR/CAD	11/14/14	295,860	(10,954)
	EUR/CZK	11/14/14	114,526	(816)
	EUR/HUF	11/21/14	147,329	(1,773)
	EUR/USD	10/15/14	158,529	(12,671)
	HUF/EUR	11/21/14	35,884	(63)
	INR/USD	11/21/14	41,925	(75)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC (continued)	KRW/USD	11/21/14	$61,156	$(844)
	NZD/USD	11/14/14	291,813	(23,292)
	PLN/USD	11/14/14	132,908	(2,592)
	USD/BRL	10/02/14	2,318,754	(1,741)
	ZAR/USD	11/21/14	54,272	(728)
Credit Suisse International (London)	AUD/USD	11/14/14	207,868	(5,632)
	CHF/USD	10/02/14	185,402	(3,535)
	EUR/PLN	11/21/14	194,672	(850)
	EUR/USD	10/02/14	1,558,626	(31,741)
	EUR/USD	11/06/14	9,475	(122)
	GBP/USD	10/02/14	2,509,494	(26,831)
	GBP/USD	11/14/14	176,635	(1,208)
	MXN/USD	11/14/14	335,097	(3,403)
	MXN/USD	11/21/14	48,811	(689)
	NZD/USD	11/14/14	454,234	(40,674)
	PLN/EUR	11/21/14	48,519	(56)
	USD/BRL	03/20/15	350,405	(2,199)
Deutsche Bank AG (London)	AUD/CAD	11/14/14	405,628	(12,030)
	AUD/USD	11/14/14	610,955	(17,104)
	AUD/USD	11/21/14	21,979	(521)
	CAD/USD	11/14/14	219,482	(6,018)
	CLP/USD	11/14/14	1,616,700	(46,139)
	EUR/BGN	11/28/14	148,559	(572)
	EUR/GBP	11/14/14	862,645	(19,930)
	EUR/NOK	10/03/14	164,297	(729)
	EUR/NOK	10/20/14	302,171	(5,313)
	EUR/USD	11/14/14	1,641,210	(81,672)
	EUR/USD	11/21/14	84,023	(1,742)
	EUR/USD	01/15/15	965,733	(14,153)
	JPY/USD	10/14/14	972,137	(27,863)
	NZD/USD	10/20/14	372,360	(26,947)
	NZD/USD	11/21/14	18,749	(751)
	TRY/USD	11/21/14	58,048	(1,052)
	USD/CLP	11/14/14	102,889	(389)
JPMorgan Chase Bank (London)	AUD/USD	11/14/14	100,427	(573)
	AUD/USD	11/21/14	21,856	(144)
	CAD/USD	11/14/14	219,494	(6,006)
	EUR/NOK	10/03/14	500,096	(2,444)
	EUR/USD	11/21/14	85,287	(784)
	HUF/EUR	11/21/14	36,010	(41)
	INR/USD	11/21/14	41,368	(632)
	KRW/USD	11/21/14	123,684	(816)
	MXN/USD	11/21/14	48,853	(447)
	NZD/USD	11/21/14	19,593	(407)
	PLN/EUR	11/21/14	48,645	(66)
	USD/CLP	11/14/14	102,889	(389)
Merrill Lynch & Co., Inc.	AUD/USD	12/19/14	26,279,108	(1,063,415)
	CAD/USD	12/19/14	5,813,207	(64,085)
	CHF/USD	12/19/14	321,902	(6,834)
	EUR/USD	12/19/14	11,766,238	(111,787)
	GBP/USD	12/19/14	17,281,782	(145,307)
	JPY/USD	12/19/14	4,422,097	(33,292)
	MXN/USD	12/19/14	8,995,291	(157,910)
	NZD/USD	12/19/14	984,988	(35,992)
	USD/MXN	12/19/14	3,493,452	(20,329)
	USD/NZD	12/19/14	716,745	(2,223)
Morgan Stanley & Co. International PLC	BRL/USD	12/02/14	58,540	(1,460)
	EUR/CZK	11/14/14	142,288	(151)
	INR/USD	11/21/14	41,358	(641)
	USD/CLP	11/14/14	209,385	(384)
State Street Bank and Trust	USD/GBP	12/15/14	441,063	(18)
	ZAR/USD	10/02/14	87,208	(683)

TOTAL				$(2,173,249)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 10 Year Government Bonds	223	December 2014	$23,585,966	$147,861
CAC40 Index	18	October 2014	1,003,519	(2,283)
Canada 10 Year Government Bonds	(10)	December 2014	(1,209,697)	6,583
DAX Index	(6)	December 2014	(1,798,047)	34,303
DJIA E-Mini Index	210	December 2014	17,813,250	721
Eurodollars	151	March 2016	37,227,162	(35,747)
Euro Stoxx 50 Index	256	December 2014	10,421,278	29,520
French 10 Year Government Bonds	(4)	December 2014	(726,254)	(3,749)
FTSE 100 Index	45	December 2014	4,818,828	(85,919)
Italian 10 Year Government Bonds	(8)	December 2014	(1,318,423)	(12,347)
Japan 10 Year Government Bonds	(1)	December 2014	(1,329,747)	(533)
Nasdaq 100 E-Mini Index	154	December 2014	12,457,830	(67,489)
Nikkei 225 Index	291	December 2014	21,385,548	614,155
Russell 2000 Mini Index	6	December 2014	657,960	(8,688)
S&P 500 E-Mini Index	91	December 2014	8,943,025	(46,082)
Topix Index	104	December 2014	12,578,619	307,954
Ultra Long U.S. Treasury Bonds	(5)	December 2014	(762,500)	7,918
3 Month Euribor Interest Rate	14	December 2015	4,416,919	8,806
3 Month Euribor Interest Rate	742	March 2016	234,038,137	96,938
3 Month Euribor Interest Rate	(14)	December 2016	(4,411,614)	(15,508)
3 Month Sterling Interest Rate	1,114	March 2016	222,054,228	(80,154)
2 Year German Euro-Schatz	(65)	December 2014	(9,113,320)	(8,780)
5 Year German Euro-Bobl	(11)	December 2014	(1,777,264)	(5,698)
10 Year German Euro-Bund	169	December 2014	31,954,293	164,987
10 Year Mini Japanese Government Bonds	325	December 2014	43,207,887	32,297
10 Year U.K. Long Gilt	47	December 2014	8,620,596	56,885
2 Year U.S. Treasury Notes	(59)	December 2014	(12,911,781)	44
5 Year U.S. Treasury Notes	(74)	December 2014	(8,751,078)	12,231
10 Year U.S. Treasury Notes	(59)	December 2014	(7,353,797)	39,685
20 Year U.S. Treasury Bonds	276	December 2014	38,062,125	(302,221)

TOTAL				$885,690

SWAP CONTRACTS — At September 30, 2014, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	CAD	259	(a)	10/18/23	3.940%	6 month CDOR	$—	$8,321
		244	(a)	10/23/23	3.853	6 month CDOR	—	6,978
		400	(a)	10/29/23	3.845	6 month CDOR	(12,424)	23,692
Barclays Bank PLC	MXN	2,137	(a)	11/01/17	5.830	Mexico Interbank TIIE 28 Days	—	1,553
		2,218	(a)	11/06/17	5.900	Mexico Interbank TIIE 28 Days	—	1,783
	ZAR	3,182	(a)	01/22/18	8.187	3 month JIBAR	—	1,847
		2,352	(a)	01/29/18	8.595	3 month JIBAR	—	2,769
	SEK	17,808	(a)	06/16/18	3 month STIBOR	1.605%	—	(24,529)
	ZAR	5,540	(a)	09/30/19	7.825	3 month JIBAR	—	3,164
	CHF	1,652		09/04/21	1.100	6 month CHFOR	—	(150)
	NOK	785	(a)	09/25/23	6 month NIBOR	4.270	—	(6,936)
	SEK	828	(a)	09/25/23	3.625	3 month STIBOR	—	6,989
	ZAR	7,500	(a)	09/30/23	9.295	3 month JIBAR	—	6,670
	NOK	794	(a)	11/11/23	6 month NIBOR	4.141	—	(6,182)
		2,439	(a)	11/13/23	6 month NIBOR	4.152	—	(19,143)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Barclays Bank PLC (continued)	ZAR	2,188	(a)	11/19/23	9.400%	3 month JIBAR	$—	$2,384
		763	(a)	11/20/23	9.430	3 month JIBAR	—	889
	NOK	3,224	(a)	06/10/24	6 month NIBOR	3.655%	—	(12,225)
	CHF	1,128		09/04/24	6 month CHFOR	1.615	—	1,949
	ZAR	3,000	(a)	11/25/28	10.650	3 month JIBAR	—	4,372
		3,400	(a)	01/23/29	10.850	3 month JIBAR	—	5,849
		771	(a)	11/14/33	3 month JIBAR	10.160	—	(1,184)
	CHF	248	(a)	06/02/34	2.330	6 month CHFOR	—	6,447
Barclays Bank PLC (London)	GBP	1,187		08/05/18	6 month GBP	2.605	—	(9,909)
		251		07/09/20	3.103	6 month GBP	—	2,496
		376		07/10/20	3.045	6 month GBP	—	3,087
		481		08/05/20	2.576	6 month GBP	—	8,826
	EUR	1,407		09/04/21	6 month EURO	1.418	—	234
	GBP	424		07/11/24	6 month GBP	3.606	—	(5,031)
		632		07/11/24	6 month GBP	3.520	—	(6,038)
		416		08/08/24	6 month GBP	3.380	—	(2,356)
	EUR	982		09/04/24	2.069	6 month EURO	—	(2,838)
	GBP	308		08/05/25	6 month GBP	2.956	—	(11,209)
		143		08/12/29	6 month GBP	3.320	—	(2,883)
BNP Paribas		$1,173		08/08/18	2.402	3 month LIBOR	—	(1,745)
BNP Paribas (Paris)		1,758		08/15/18	2.342	3 month LIBOR	—	(5,057)
		1,194		08/21/19	2.750	3 month LIBOR	—	(3,968)
	JPY	232,114		08/19/21	0.693	6 month JYOR	—	(1,721)
	GBP	415		08/08/24	6 month GBP	3.356	—	(2,083)
		$611		08/20/24	3 month LIBOR	3.416	—	976
	JPY	160,729		08/21/26	1.621	6 month JYOR	—	518
		$175		08/13/29	3.670	3 month LIBOR	—	1,222
Citibank NA (London)	AUD	259	(a)	12/16/17	6 month AUDOR	3.800	—	(4,706)
	NZD	292	(a)	12/17/17	4.805	3 month NZDOR	—	3,329
	AUD	299	(a)	12/16/20	5.283	6 month AUDOR	—	8,628
	NZD	340	(a)	12/17/20	3 month NZDOR	5.903	—	(7,906)
Credit Suisse International (London)	CAD	1,300	(a)	06/13/18	2.191	6 month CDOR	—	948
	GBP	2,400		07/10/18	2.801	6 month GBP	—	11,295
		592		08/20/18	6 month GBP	2.409	—	(1,032)
		2,708		07/10/19	6 month GBP	2.992	—	(12,247)
		480		08/06/20	2.570	6 month GBP	—	8,545
		959		08/06/20	2.535	6 month GBP	—	14,487
		$662		08/19/20	2.304	3 month LIBOR	—	(5,159)
	CHF	824	(a)	01/23/23	2.360	6 month CHFOR	—	57,506
	SEK	3,542	(a)	06/10/24	3.036	3 month STIBOR	—	13,021
		3,610	(a)	06/10/24	3.025	3 month STIBOR	—	13,016
	GBP	307		08/06/25	6 month GBP	2.950	—	(10,863)
		614		08/06/25	6 month GBP	2.904	—	(17,622)
		253		08/18/25	6 month GBP	2.798	—	(3,081)
		252		08/19/25	6 month GBP	2.776	—	(2,279)
		$174		08/13/29	3.663	3 month LIBOR	—	1,110
	CHF	124	(a)	05/27/34	2.360	6 month CHFOR	—	3,580
		248	(a)	06/03/34	2.328	6 month CHFOR	—	6,395
		125		07/03/34	2.352	6 month CHFOR	—	3,491
	EUR	86		08/07/44	6 month EURO	2.465	—	(882)
	CHF	107		08/07/44	2.040	6 month CHFOR	—	1,130
Deustche Bank AG	NZD	2,517		09/01/16	4.240	3 month NZDOR	—	(1,358)
		$1,775		08/18/18	2.255	3 month LIBOR	—	(8,343)
		880		08/22/18	2.295	3 month LIBOR	—	(3,529)
	NZD	1,008		09/01/18	3 month NZDOR	4.430	—	351
		$1,000	(a)	07/22/19	1.895	3 month LIBOR	—	2,979
		1,205		08/14/19	2.843	3 month LIBOR	—	(1,782)
	CAD	600	(a)	04/03/24	3.830	6 month CDOR	—	14,370
	NZD	870	(a)	04/08/24	3 month NZDOR	5.615	—	(19,877)
	CAD	620	(a)	04/29/24	3.705	6 month CDOR	—	11,512
		$387	(a)	07/22/24	3 month LIBOR	2.867	—	(9,929)
		618		08/13/24	3 month LIBOR	3.520	—	(1,775)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Deutsche Bank AG (Frankfurt)	NZD	3,940	(a)	03/19/16	4.545%	3 month NZDOR	$—	$13,106
		1,447	(a)	06/22/16	4.538	3 month NZDOR	—	3,216
		3,374	(a)	06/22/16	4.425	3 month NZDOR	—	4,696
	EUR	510		03/25/17	6 month EURO	0.968%	—	(6,174)
	NZD	1,336	(a)	04/13/17	4.700	3 month NZDOR	—	8,003
	AUD	255	(a)	12/16/17	6 month AUDOR	3.790	—	(4,578)
	NZD	253	(a)	12/17/17	4.810	3 month NZDOR	—	2,906
		697	(a)	03/19/18	3 month NZDOR	4.775	—	(6,364)
		697	(a)	03/19/18	3 month NZDOR	4.757	—	(6,097)
		795	(a)	03/24/18	3 month NZDOR	4.965	—	(5,356)
		779	(a)	06/09/18	3 month NZDOR	4.660	—	(1,726)
	CAD	1,207	(a)	06/13/18	2.208	6 month CDOR	—	1,216
	NZD	581	(a)	06/22/18	3 month NZDOR	4.733	—	(3,975)
		1,352	(a)	06/22/18	3 month NZDOR	4.635	—	(6,455)
	GBP	1,182		08/11/18	6 month GBP	2.542	—	(7,312)
		1,198		08/26/18	6 month GBP	2.360	—	(49)
		1,198		08/26/18	6 month GBP	2.370	—	(422)
	AUD	298	(a)	12/16/20	5.290	6 month AUDOR	—	8,650
	NZD	300	(a)	12/17/20	3 month NZDOR	5.900	—	(6,962)
		477	(a)	10/25/23	3 month NZDOR	5.598	—	(11,164)
		765	(a)	05/01/24	3 month NZDOR	5.403	—	(12,784)
		365	(a)	04/13/25	3 month NZDOR	5.238	—	(13,292)
Deutsche Bank AG (London)	ZAR	1,215	(a)	11/12/16	7.520	3 month JIBAR	—	879
		3,065	(a)	11/02/17	7.762	3 month JIBAR	—	317
	MXN	6,000	(a)	09/24/19	6.120	Mexico Interbank TIIE 28 Days	—	14,150
		1,066	(a)	02/17/22	7.585	Mexico Interbank TIIE 28 Days	—	1,839
		210	(a)	02/18/22	7.550	Mexico Interbank TIIE 28 Days	—	339
		450	(a)	02/21/22	7.568	Mexico Interbank TIIE 28 Days	—	746
		371	(a)	02/24/22	7.465	Mexico Interbank TIIE 28 Days	—	497
	JPY	469,167		08/19/23	6 month JYOR	1.112	—	891
	MXN	7,570	(a)	09/19/23	8.275	Mexico Interbank TIIE 28 Days	—	16,736
		918	(a)	11/22/23	8.747	Mexico Interbank TIIE 28 Days	—	3,098
		1,296	(a)	11/23/23	8.753	Mexico Interbank TIIE 28 Days	—	4,392
		2,259	(a)	11/28/23	8.460	Mexico Interbank TIIE 28 Days	—	5,837
		286	(a)	11/29/23	8.598	Mexico Interbank TIIE 28 Days	—	846
		202	(a)	12/01/23	8.600	Mexico Interbank TIIE 28 Days	—	597
		274	(a)	09/20/28	9.810	Mexico Interbank TIIE 28 Days	—	820
	ZAR	1,156	(a)	01/24/29	10.910	3 month JIBAR	—	2,099
		370	(a)	11/15/33	3 month JIBAR	10.160	—	(567)
HSBC Bank PLC (London)	GBP	1,175		08/15/18	6 month GBP	2.398	—	(1,862)
JP Morgan Chase Bank (London)	NOK	3,363	(a)	06/10/24	6 month NIBOR	3.665	—	(12,970)
Morgan Stanley & Co. International PLC	ZAR	2,402	(a)	11/24/16	7.250	3 month JIBAR	—	574
		$2,393		08/14/19	2.840	3 month LIBOR	—	(3,664)
	GBP	474		08/05/20	2.576	6 month GBP	—	8,706
		$660		08/20/20	2.296	3 month LIBOR	—	(5,445)
		660		08/21/20	2.291	3 month LIBOR	—	(5,637)
		5,185		09/03/21	3 month LIBOR	3.140	—	16,694
		2,579		09/04/21	3 month LIBOR	3.208	—	5,260

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Morgan Stanley & Co. International PLC (continued)		$1,224	08/13/24	3 month LIBOR	3.510%	$—	$(2,998)
		748	09/05/24	3.201%	3 month LIBOR	—	(4,435)
		1,505	09/05/24	3.133	3 month LIBOR	—	(15,119)
	GBP	303	08/05/25	6 month GBP	2.956	—	(11,009)
		252	08/17/25	6 month GBP	2.826	—	(4,136)
		555	08/05/27	6 month GBP	3.506	—	(9,438)
		197	08/05/34	3.443	6 month GBP	—	8,956
Royal Bank of Scotland PLC		600	08/08/27	6 month GBP	3.481	—	(9,218)
		213	08/06/34	3.415	6 month GBP	—	8,590
UBS AG (London)		$1,792	08/30/18	2.356	3 month LIBOR	—	(5,532)
		1,796	08/30/18	2.363	3 month LIBOR	—	(5,312)
	GBP	239	08/10/20	2.450	6 month GBP	—	1,980
		153	08/10/25	6 month GBP	2.814	—	(2,335)
		143	08/12/29	6 month GBP	3.333	—	(3,115)

TOTAL						$(12,424)	$(7,715)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2014.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

	$2,568	(a)	07/02/16	3 month LIBOR	0.730%	$(4,274)
	1,769	(a)	07/03/16	3 month LIBOR	0.710	(2,176)
	1,767	(a)	07/07/16	3 month LIBOR	0.725	(2,559)
	2,304	(a)	07/11/16	3 month LIBOR	0.688	(1,241)
	1,738	(a)	07/22/16	3 month LIBOR	0.660	715
	1,738	(a)	07/22/16	3 month LIBOR	0.676	160
	2,559	(a)	01/23/17	3 month LIBOR	1.220	(6,147)
EUR	5,854	(a)	04/11/18	1.312%	6 month EURO	61,872
	$475	(a)	06/09/18	2.210	3 month LIBOR	(1,473)
	884	(a)	12/19/18	2.930	3 month LIBOR	4,171
	569	(a)	12/20/18	2.970	3 month LIBOR	3,108
	1,134	(a)	12/23/18	3.125	3 month LIBOR	9,452
	608	(a)	12/28/18	3.106	3 month LIBOR	4,779
	609		03/09/19	3 month LIBOR	1.728	1,804
EUR	602	(a)	04/03/19	1.567	6 month EURO	14,678
GBP	294	(a)	06/16/19	2.968	6 month GBP	3,475
	$559	(a)	06/28/19	1.991	3 month LIBOR	5,238
	1,484	(a)	07/02/19	2.000	3 month LIBOR	14,259
	1,023	(a)	07/03/19	1.990	3 month LIBOR	9,241
	1,022	(a)	07/07/19	2.022	3 month LIBOR	10,461
	1,337	(a)	07/11/19	1.947	3 month LIBOR	8,445
	1,000	(a)	07/22/19	1.926	3 month LIBOR	4,468
	1,518	(a)	01/23/20	2.460	3 month LIBOR	23,907
EUR	3,292	(a)	04/11/20	6 month EURO	1.725	(118,746)
GBP	596	(a)	05/14/20	3.025	6 month GBP	10,235
	1,191	(a)	05/15/20	3.050	6 month GBP	21,807
	618	(a)	05/21/20	3.130	6 month GBP	7,064
	1,239	(a)	05/22/20	3.150	6 month GBP	14,880
	591	(a)	05/29/20	3.030	6 month GBP	4,923
EUR	955	(a)	06/05/20	6 month EURO	1.049	(27,871)
	473	(a)	06/09/20	6 month EURO	1.052	(13,834)
GBP	309	(a)	06/14/20	3.200	6 month GBP	4,080
	698	(a)	06/18/20	3.173	6 month GBP	8,607
	303	(a)	06/20/20	3.215	6 month GBP	4,108
	512	(a)	06/25/20	3.149	6 month GBP	5,887
	381	(a)	06/27/20	3.075	6 month GBP	3,541
	$1,332	(a)	11/26/20	4.090	3 month LIBOR	21,548
	653	(a)	11/27/20	4.060	3 month LIBOR	10,195
	599	(a)	11/27/20	4.061	3 month LIBOR	9,363
	910	(a)	11/27/20	4.110	3 month LIBOR	15,031
	597	(a)	11/29/20	4.057	3 month LIBOR	9,280

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

	$597	(a)	11/29/20	4.062%	3 month LIBOR	$9,335
	597	(a)	11/29/20	4.108	3 month LIBOR	9,826
EUR	990	(a)	02/19/21	6 month EURO	2.505%	(31,449)
	1,247	(a)	04/03/21	6 month EURO	2.317	(32,448)
	$1,982	(a)	05/15/21	3 month LIBOR	2.159	12,153
JPY	231,917	(a)	05/20/21	0.880	6 month JYOR	8,247
EUR	1,777	(a)	06/09/21	6 month EURO	2.130	(34,827)
	$13,725	(a)	09/22/21	3 month LIBOR	2.506	(182,755)
EUR	1,690	(a)	03/26/22	6 month EURO	2.522	(68,115)
GBP	2,740	(a)	05/13/22	6 month GBP	3.512	(40,704)
	1,366	(a)	05/14/22	6 month GBP	3.497	(19,737)
	229	(a)	10/07/22	3.546	6 month GBP	11,811
	$250	(a)	12/11/22	4.165	3 month LIBOR	10,301
	375	(a)	12/12/22	4.141	3 month LIBOR	15,048
EUR	555	(a)	01/23/23	6 month EURO	2.935	(53,914)
	125		02/10/23	6 month EURO	1.791	(12,600)
	2,041	(a)	02/19/23	3.058	6 month EURO	57,118
	654	(a)	04/06/23	2.869	6 month EURO	14,677
JPY	470,151	(a)	05/20/23	6 month JYOR	1.310	(19,615)
GBP	361	(a)	05/21/23	3.314	6 month GBP	10,325
	274	(a)	06/05/23	3.380	6 month GBP	9,018
EUR	3,716	(a)	06/09/23	2.726	6 month EURO	65,905
GBP	137	(a)	10/18/23	6 month GBP	3.768	(7,864)
	109	(a)	10/29/23	6 month GBP	3.955	(7,647)
	109	(a)	10/29/23	6 month GBP	3.959	(7,678)
	$1,583	(a)	11/26/23	3 month LIBOR	4.671	(29,589)
	163		02/29/24	3 month LIBOR	2.882	(4,232)
	631		03/09/24	3 month LIBOR	3.030	(23,995)
EUR	1,083	(a)	03/28/24	6 month EURO	2.695	(63,389)
	591	(a)	04/11/24	2.334	6 month EURO	46,925
GBP	1,397	(a)	05/22/24	6 month GBP	3.703	(20,555)
	700	(a)	05/22/24	6 month GBP	3.703	(10,292)
	348	(a)	05/23/24	6 month GBP	3.690	(5,003)
	700	(a)	05/23/24	6 month GBP	3.693	(10,116)
	348	(a)	05/31/24	6 month GBP	3.583	(3,977)
	556	(a)	05/31/24	6 month GBP	3.587	(6,434)
	641	(a)	05/31/24	6 month GBP	3.600	(7,632)
	117	(a)	06/03/24	3.460	6 month GBP	3,580
	697	(a)	06/03/24	6 month GBP	3.685	(9,887)
	99	(a)	06/05/24	3.550	6 month GBP	3,650
EUR	648	(a)	06/06/24	2.825	6 month EURO	9,072
GBP	102	(a)	06/12/24	3.540	6 month GBP	3,656
	415	(a)	06/13/24	6 month GBP	3.650	(5,468)
	576	(a)	06/13/24	6 month GBP	3.680	(8,057)
	285	(a)	06/16/24	6 month GBP	3.655	(3,791)
EUR	389	(a)	06/17/24	2.914	6 month EURO	6,199
GBP	1,186	(a)	06/18/24	6 month GBP	3.696	(17,047)
EUR	634	(a)	06/20/24	2.884	6 month EURO	9,643
GBP	384	(a)	06/20/24	6 month GBP	3.625	(4,788)
	708	(a)	06/20/24	6 month GBP	3.661	(9,529)
	515	(a)	06/20/24	6 month GBP	3.710	(7,600)
EUR	379	(a)	06/23/24	2.806	6 month EURO	5,057
GBP	431	(a)	06/27/24	6 month GBP	3.590	(4,953)
	207	(a)	06/27/24	6 month GBP	3.595	(2,404)
	578	(a)	06/27/24	6 month GBP	3.648	(7,545)
	289	(a)	06/27/24	6 month GBP	3.663	(3,893)
	$571	(a)	07/02/24	3 month LIBOR	2.966	(20,806)
	395	(a)	07/03/24	3 month LIBOR	2.980	(14,854)
	395	(a)	07/07/24	3 month LIBOR	3.000	(15,428)
	516	(a)	07/11/24	3 month LIBOR	2.920	(16,204)
	387	(a)	07/22/24	3 month LIBOR	2.869	(9,999)
	372	(a)	01/23/25	3 month LIBOR	3.380	(20,512)
	378	(a)	02/07/26	4.520	3 month LIBOR	10,766
EUR	724	(a)	02/19/26	6 month EURO	3.419	(25,353)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

	EUR	1,532	(a)	03/26/26	2.918%	6 month EURO	$126,103
		$407	(a)	04/23/26	3.560	3 month LIBOR	13,875
	JPY	161,981	(a)	05/22/26	1.819	6 month JYOR	10,966
	EUR	1,326	(a)	06/09/26	6 month EURO	3.103%	(30,332)
		$414	(a)	06/20/26	3.475	3 month LIBOR	9,654
		223	(a)	12/19/26	3 month LIBOR	4.229	(17,435)
		149	(a)	12/20/26	3 month LIBOR	4.223	(11,559)
		296	(a)	12/23/26	3 month LIBOR	4.303	(24,840)
		152	(a)	12/28/26	3 month LIBOR	4.270	(12,345)
	GBP	456	(a)	10/09/28	6 month GBP	4.025	(20,916)
		$169	(a)	11/27/28	3 month LIBOR	4.550	(13,755)
		153	(a)	11/27/28	3 month LIBOR	4.559	(12,562)
		232	(a)	11/27/28	3 month LIBOR	4.597	(19,752)
		155	(a)	11/29/28	3 month LIBOR	4.549	(12,569)
		155	(a)	11/29/28	3 month LIBOR	4.553	(12,621)
		155	(a)	11/29/28	3 month LIBOR	4.588	(13,047)
		1,959	(a)	02/09/29	3 month LIBOR	4.581	(34,456)
		2,379	(a)	03/06/29	3 month LIBOR	4.516	(38,467)
	EUR	560	(a)	03/26/29	6 month EURO	3.119	(60,245)
		$3,314	(a)	04/27/29	3 month LIBOR	4.250	(34,969)
	GBP	632	(a)	05/20/29	6 month GBP	3.790	(18,759)
		375	(a)	06/03/29	6 month GBP	3.829	(11,973)
		324	(a)	06/05/29	6 month GBP	3.840	(10,571)
		136	(a)	06/05/29	6 month GBP	3.843	(4,441)
		316	(a)	06/05/29	6 month GBP	3.865	(10,790)
		323	(a)	06/12/29	6 month GBP	3.866	(11,020)
	JPY	45,361	(a)	11/01/32	2.606	6 month JYOR	3,243
		$204	(a)	12/11/33	3 month LIBOR	4.721	(13,762)
		307	(a)	12/12/33	3 month LIBOR	4.702	(20,311)
		982	(a)	02/07/34	4.410	3 month LIBOR	20,873
		3,394	(a)	03/06/34	4.347	3 month LIBOR	65,567
	EUR	113	(a)	05/27/34	6 month EURO	3.014	(5,050)
		220	(a)	05/30/34	6 month EURO	2.980	(9,095)
		219	(a)	05/30/34	6 month EURO	2.985	(9,186)
	GBP	280	(a)	06/04/34	3.790	6 month GBP	7,556
		235	(a)	06/05/34	3.800	6 month GBP	6,447
		245	(a)	06/12/34	3.810	6 month GBP	6,852
	JPY	50,573	(a)	11/01/37	6 month JYOR	2.465	624
		$2,089	(a)	03/06/39	3 month LIBOR	4.147	(29,553)
		3,102	(a)	04/27/39	4.089	3 month LIBOR	97,125
	GBP	92		01/22/44	6 month GBP	3.316	(15,110)
		50		01/22/44	6 month GBP	3.348	(8,354)
		$1,719	(a)	04/27/44	3 month LIBOR	4.020	(64,331)
		210	(a)	04/23/46	3 month LIBOR	3.784	(14,704)
		211	(a)	06/20/46	3 month LIBOR	3.721	(11,540)

TOTAL							$(697,447)

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2014.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

							Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)		Rates Received (Paid)	Termination Date	Credit Spread at September 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Barclays Bank PLC	Federal Republic of Brazil, 12.250%,03/06/30		$200	(1.000)%	12/20/16	0.918%	$2,494	$(2,906)
	Darden Restaurants, Inc., 6.000%, 08/15/35		80	(1.000)	06/20/17	0.670	(863)	130
	Safeway, Inc., 7.250%, 02/01/31		150	(1.000)	03/20/18	2.179	1,190	4,660
	Renault SA, 5.625%, 03/22/17	EUR	200	(1.000)	03/20/18	0.955	(185)	(265)
	Intesa Sanpaolo SPA, 4.750%, 06/15/17		150	(1.000)	12/20/18	0.674	(6,267)	(12,305)
	Reed Elsevier Investment, 5.625%, 10/20/16		$150	(1.000)	03/20/19	0.412	(4,392)	(622)
	Republic of South Africa, 5.500%, 03/09/20		500	(1.000)	03/20/19	1.725	28,477	(13,220)
	Ford Motor Credit Co. LLC, 5.000%, 05/15/18		70	(5.000)	03/20/19	0.799	(11,337)	(1,361)
	Ford Motor Credit Co. LLC, 5.000%, 05/15/18		70	(5.000)	06/20/19	0.865	(13,017)	(102)
	Republic of Korea, 4.875%, 09/22/14		500	(1.000)	09/20/19	0.572	(10,246)	(132)
Citibank NA (London)	Radio Shack Corp., 6.750%, 05/15/19		20	(1.000)	06/20/16	127.298	10,641	1,074
	Royal Bank of Scotland PLC, 6.934%, 04/09/18	EUR	110	(5.000)	09/20/19	0.717	(26,236)	(2,214)
Credit Suisse International (London)	Kingfisher PLC, 5.625%, 12/15/14		150	(1.000)	12/20/18	0.534	(1,065)	(2,694)
Deutsche Bank AG (London)	Radio Shack Corp., 6.750%, 05/15/19		$130	(5.000)	09/20/16	122.387	72,171	4,966
	Astaldi Spa, 7.125%, 12/01/20	EUR	260	(1.000)	09/20/16	2.034	3,114	3,440
	Unisys, Corp., 6.250%, 08/15/17		$100	(1.000)	09/20/17	1.681	(9,569)	(169)
	Sainsbury (J) PLC, 4.250%, 07/16/14	EUR	500	(1.000)	03/20/18	0.898	(1,178)	(1,196)
	Staples, Inc., 2.750%, 01/12/18		$210	(1.000)	09/20/18	1.523	4,695	(550)
	Republic of Korea, 4.875%, 09/22/14		50	(1.000)	12/20/18	0.471	(566)	(536)
	Rite Aid Corp., 7.700%, 02/15/27		25	(1.000)	12/20/18	2.838	(2,153)	(16)
	Reed Elsevier Investment, 5.625%, 10/20/16		150	(1.000)	03/20/19	0.412	(4,393)	(621)
	Normura Holdings, Inc., 6.700%, 03/04/20	JPY	40,000	(1.000)	03/20/19	0.702	(347)	(4,569)
	JC Penney Corp., Inc., 6.375%, 10/15/36		$25	(1.000)	03/20/19	6.573	5,286	(3,854)
	Royal Bank of Scotland PLC, 6.934%, 04/09/18	EUR	100	(1.000)	09/20/19	1.088	(24,294)	29
	Lloyds Bank PLC, 5.750%, 07/09/25		200	(5.000)	09/20/19	0.957	(52,070)	1,758
	Tranches of Commercial Mortgaged-Backed Index BBB Series 6		$100	(1.000)	05/11/63		9,113	(8,871)
JP Morgan Chase Bank (London)	HCA, Inc., 8.000%, 10/01/18		115	(1.000)	06/20/19	2.112	(15,259)	454
	Republic of Indonesia, 6.875%, 03/09/17		30	(1.000)	09/20/19	1.581	752	52
Protection Sold:
Barclays Bank PLC	Safeway, Inc., 7.250%, 02/01/31		150	1.000	03/20/19	3.123	(4,411)	(8,644)
	Darden Restaurants, Inc., 6.000%, 08/15/35		80	1.000	06/20/19	1.489	(1,335)	(397)
	General Motors Co., 6.250%, 10/02/43		70	5.000	06/20/19	1.402	10,680	617
	Darden Restaurants, Inc., 6.000%, 08/15/35		20	1.000	09/20/19	1.609	(741)	176
	Renault SA, 5.625%, 03/22/17	EUR	200	1.000	12/20/20	1.559	(9,490)	1,242

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

							Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)		Rates Received (Paid)	Termination Date	Credit Spread at September 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold: (continued)
Citibank NA (London)	Radio Shack Corp., 6.750%, 05/15/19		$20	5.000	06/20/15	167.671%	$(8,348)	$(2,351)
Deutsche Bank AG (London)	Radio Shack Corp., 6.750%, 05/15/19		130	5.000	06/20/15	167.671	(58,189)	(11,360)
	Sainsbury (J) PLC, 4.250%, 07/16/14	EUR	500	1.000	03/20/19	1.162	(4,743)	418
	Staples, Inc., 2.750%, 01/12/18		$210	1.000	09/20/19	2.156	(11,361)	181
	Astaldi Spa, 7.125%, 12/01/20	EUR	260	1.000	09/20/19	4.807	(32,195)	(22,255)
	Unisys, Corp., 6.250%, 08/15/17		$100	5.000	09/20/19	3.334	9,307	(1,728)
JP Morgan Chase Bank (London)	Darden Restaurants, Inc., 6.000%, 08/15/35		40	1.000	09/20/19	1.609	(1,553)	421

TOTAL							$(157,883)	$(83,320)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at September 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
iTraxx Europe Crossover Index 20	EUR 528	(5.000)%	12/20/18	2.160%	$(40,717)	$(34,805)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — At September 30, 2014, the Fund had the following written swaptions:

CURRENCY WRITTEN OPTION CONTRACTS

Counterparty	Description	Notional Amount (000s)		Expiration Date	Strike Price	Value

Barclays Bank PLC	Call EUR/Put NOK Strike Price 8.473%	EUR	907	10/01/14	8.473%	$—
	Put EUR/Call GBP Strike Price 0.801%		552	10/16/14	0.801	(19,283)
	Call EUR/Put GBP Strike Price 0.801%		552	10/16/14	0.801	(129)
	Call USD/Put JPY Strike Price 105.4%		$689	11/26/14	105.4	(28,420)
	Put EUR/Call USD Strike Price 1.278%	EUR	1,353	12/03/14	1.278	(30,945)
	Call EUR/Put USD Strike Price 1.450%		516	04/22/15	1.450	(233)
	Put AUD/Call USD Strike Price 0.860%	AUD	937	06/29/15	0.860	(28,415)
Credit Suisse International (London)	Put GBP/Call USD Strike Price 1.673%	GBP	442	10/16/14	1.673	(23,428)
	Call GBP/Put USD Strike Price 1.673%		442	10/16/14	1.673	(43)
Deutsche Bank AG (London)	Call EUR/Put GBP Strike Price 0.810%	EUR	903	10/02/14	0.810	—
	Call EUR/Put GBP Strike Price 0.810%		451	10/02/14	0.810	—
	Put EUR/Call GBP Strike Price 0.800%		552	10/16/14	0.800	(18,239)
	Call EUR/Put GBP Strike Price 0.800%		552	10/16/14	0.800	(159)
	Put USD/Put USD Strike Price 0.953%		$689	11/26/14	0.953	(46)
	Put USD/Call JPY Strike Price 99.9%		689	11/26/14	99.90	(181)
	Put EUR/Call GBP Strike Price 0.781%	EUR	2,256	12/08/14	0.781	(32,050)
	Put EUR/Call USD Strike Price 1.200%		516	03/04/19	1.200	(21,907)
	Call EUR/Put USD Strike Price 1.537%		516	03/04/19	1.537	(21,194)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CURRENCY WRITTEN OPTION CONTRACTS (continued)

Counterparty	Description	Notional Amount (000s)		Expiration Date	Strike Price	Value

JPMorgan Chase Bank (London)	Put GBP/Call USD Strike Price 1.672%	GBP	442	10/16/14	1.672%	$(22,991)
	Call GBP/Put USD Strike Price 1.672%		442	10/16/14	1.672	(47)
	Call USD/Put JPY Strike Price 103.5%		$344	11/26/14	103.5	(19,695)
	Put EUR/Call USD Strike Price 1.266%	EUR	1,353	12/05/14	1.266	(22,047)
	Put AUD/Call USD Strike Price 0.900%	AUD	937	06/29/15	0.900	(50,176)

TOTAL (Premium Received $271,853)			17,028			$(339,628)

For the period ended September 30, 2014, the Fund had the following written options activities:

CURRENCY WRITTEN OPTION CONTRACTS

	Notional Amount (000s)	Premiums Received

Contracts Outstanding December 31, 2013	$3,660	$53,503

Contracts Written	72,198	622,074
Contracts Bought to Close	(36,708)	(192,777)
Contracts Expired	(22,122)	(210,947)

Contracts Outstanding September 30, 2014	$17,028	$271,853

OPTIONS ON FUTURES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price	Value

Deutsche Bank AG	Call - 10 Year German Euro-Bund Strike Price 151	20	11/21/14	1.510%	$(11,115)
	Put - 10 Year German Euro-Bund Strike Price 147	20	11/21/14	1.470	(5,052)

TOTAL (Premium Received $27,622)		40			$(16,167)

For the period ended September 30, 2014, the Fund had the following written options activity:

OPTIONS ON FUTURES CONTRACTS

	Contracts	Premiums Received

Contracts Outstanding December 31, 2013	35	$13,881

Contracts Written	741	162,287
Contracts Bought to Close	(461)	(106,068)
Contracts Expired	(275)	(42,478)

Contracts Outstanding September 30, 2014	40	$27,622

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAPTION CONTRACTS

Counterparty	Description	Notional Amount (000s)		Expiration Date	Strike Price	Value

Barclays Bank PLC	Call - OTC EUR 6 Month EURO Strike Price 2.750%	EUR	459	08/20/15	2.750%	$(2,119)
Credit Suisse International (London)	Put - USD 3 Month LIBOR Strike Price 2.588%		$449	08/17/15	2.588	(5,341)
	Call - OTC USD 3 month LIBOR Strike Price 4.500%		183	09/25/15	4.500	(1,355)
Deutsche Bank AG	Call - OTC USD 3 month LIBOR Strike Price 4.415%		917	03/27/17	4.415	(7,517)
	Call - OTC USD 3 month LIBOR Strike Price 5.135%		3,308	03/05/19	5.135	(35,677)
Deutsche Bank AG (Frankfurt)	Call - OTC GBP 6 month GBP Strike Price 3.030%	GBP	1,100	11/19/14	3.030	(197)
	Call - OTC EUR 6 month EURO Strike Price 0.750%	EUR	3,175	04/01/15	0.750	(75)
	Call - OTC GBP 6 month GBP Strike Price 2.575%	GBP	2,304	06/15/15	2.575	(2,175)
	Call - OTC GBP 6 Month GBP Strike Price 3.100%		339	08/07/15	3.100	(5,467)
	Call - OTC GBP 6 month GBP Strike Price 4.000%		729	09/26/17	4.000	(10,966)
	Call - OTC GBP 6 month GBP Strike Price 4.000%		183	09/26/17	4.000	(2,743)
Deutsche Bank AG (London)	Put - OTC EUR 6 Month Strike Price 1.910%	EUR	477	09/02/24	1.910	(25,207)
JPMorgan Chase Bank (London)	Call - OTC GBP 6 Month GBP Strike Price 2.410%	GBP	688	10/06/14	2.410	(8,687)
	Call - OTC EUR 6 month EURO Strike Price 0.750%	EUR	3,199	04/02/15	0.750	(80)
	Call - OTC USD 3 month LIBOR Strike Price 1.950%		$6,912	06/03/15	1.950	(13,565)
	Call - OTC GBP 6 month GBP Strike Price 3.250%	GBP	461	06/16/15	3.250	(3,517)
	Call - OTC GBP 6 month GBP Strike Price 3.250%		691	06/16/15	3.250	(5,278)
	Put - OTC USD 3 Month LIBOR Strike Price 2.631%		$883	08/14/15	2.631	(11,587)
	Put - OTC GBP 6 month GBP Strike Price 2.933%	GBP	501	05/31/16	2.933	(29,199)
	Put - OTC GBP 6 Month GBP Strike Price 2.500%		2,350	07/10/17	2.500	(37,887)
Morgan Stanley & Co. International PLC	Put - OTC USD 3 Month LIBOR Strike Price 3.070%		$459	11/20/14	3.070	(3,607)
	Call - OTC GBP 6 Month GBP Strike Price 3.900%	GBP	451	02/09/15	3.900	(542)
	Call - OTC USD 3 month LIBOR Strike Price 2.075%		$3,850	02/20/15	2.075	(19,379)
	Call - OTC USD 3 month LIBOR Strike Price 5.035%		244	11/19/15	5.035	(474)
	Put - OTC GBP 6 month GBP Strike Price 2.928%	GBP	501	06/02/16	2.928	(29,027)
	Call - OTC USD 3 month LIBOR Strike Price 2.785%		$13,536	06/20/16	2.785	(30,005)
	Call - OTC USD 3 month LIBOR Strike Price 5.000%		707	03/12/18	5.000	(12,241)

TOTAL (Premium Received $513,240)			49,056			$(303,914)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

For the period ended September 30, 2014, the Fund had the following written options activity:

INTEREST RATE SWAPTION CONTRACTS

	Notional Amount (000s)	Premiums Received

Contracts Outstanding December 31, 2013	$13,882	$193,768

Contracts Written	78,272	588,891
Contracts Bought to Close	(24,433)	(215,942)
Contracts Expired	(18,665)	(53,477)

Contracts Outstanding September 30, 2014	$49,056	$513,240

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$697,054,071

Gross unrealized gain	16,043,207
Gross unrealized loss	(12,676,358)

Net unrealized security gain	$3,366,849

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the position that was sold and deliver it to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using counterparty prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of September 30, 2014:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks(a)
Africa	$—	$2,593,147	$—
Asia	3,106,373	6,222,857	—
Australia & Oceania	721,890	—	—
Europe	29,767,324	35,767,844	—
North America	202,126,066	29,540	—
Preferred Stocks	—	7,398,299	—
Fixed Income
Corporate Obligations	—	132,203,290	193,444
U.S. Treasury Obligations and/or Other U.S. Government Agencies	70,586,381	95,452	—
Foreign Debt Obligations	1,395,177	5,154,896	—
Municipal Debt Obligations	—	2,705,085	—
Senior Term Loans	—	42,186,144	3,893,397
Warrants	—	292,037	—
Short-term Investments	—	216,400,000	—
Total	$307,703,211	$451,048,591	$4,086,841
Liabilities
Common Stocks Sold Short	$(23,390,601)	$(2,026,853)	$—
Exchange Traded Funds Sold Short	(38,806,243)	—	—
Unfunded Loan Commitments(b)	—	(7,074)	—
Total	$(62,196,844)	$(2,033,927)	$—

Derivative Type
Assets
Options Purchased	$—	$1,805,974	$—
Forward Foreign Currency Exchange Contracts(b)	—	5,593,590	—
Futures Contracts(b)	1,560,888	—	—
Interest Rate Swap Contracts(b)	—	1,457,323	—
Credit Default Swap Contracts(b)	—	19,618	—
Total	$1,560,888	$8,876,505	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(2,173,249)	$—
Futures Contracts(b)	(675,198)	—	—
Interest Rate Swap Contracts(b)	—	(2,162,485)	—
Credit Default Swap Contracts(b)	—	(137,743)	—
Written Options Contracts	—	(659,709)	—
Total	$(675,198)	$(5,133,186)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Funds in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and are required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related dividend payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 26, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh, Principal Financial Officer

Date November 26, 2014

*	Print the name and title of each signing officer under his or her signature.